UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Total Return Bond Fund
Semiannual Report
March 31, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2022
Eaton Vance
Total Return Bond Fund

Eaton Vance
Total Return Bond Fund
March 31, 2022
Performance

Portfolio Manager(s) Matthew T. Buckley, CFA, John H. Croft, CFA and Vishal Khanduja, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/17/2009	11/17/2009	(5.48)%	(2.73)%	3.16%	3.46%
Class A with 4.75% Maximum Sales Charge	—	—	(10.00)	(7.38)	2.17	2.96
Class C at NAV	11/17/2009	11/17/2009	(5.75)	(3.38)	2.39	2.84
Class C with 1% Maximum Sales Charge	—	—	(6.68)	(4.32)	2.39	2.84
Class I at NAV	11/17/2009	11/17/2009	(5.28)	(2.41)	3.42	3.72

Bloomberg U.S. Aggregate Bond Index	—	—	(5.92)%	(4.15)%	2.14%	2.24%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.82%	1.57%	0.57%
Net	0.74	1.49	0.49
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Total Return Bond Fund
March 31, 2022
Fund Profile

Asset Allocation (% of total investments)
Credit Quality (% of bond holdings)*
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

3

Eaton Vance
Total Return Bond Fund
March 31, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Effective May 1, 2015, the Fund changed its investment objective and policies. Prior to May 1, 2015, the Fund invested primarily in Build America Bonds. Performance prior to May 1, 2015 reflects the Fund’s performance under its former investment objective and policies.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Eaton Vance
Total Return Bond Fund
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 945.20	$3.59**	0.74%
Class C	$1,000.00	$ 942.50	$7.22**	1.49%
Class I	$1,000.00	$ 947.20	$2.38**	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.24	$3.73**	0.74%
Class C	$1,000.00	$1,017.50	$7.49**	1.49%
Class I	$1,000.00	$1,022.49	$2.47**	0.49%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.
**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.
5

Eaton Vance
Total Return Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 16.1%
Security	Principal Amount (000s omitted)	Value
Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(1)	$3,084	$ 2,077,068
ARI Fleet Lease Trust, Series 2018-B, Class A2, 3.22%, 8/16/27(1)	6	5,694
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.37%, 4/15/27(1)	1,450	1,379,189
Avant Loans Funding Trust, Series 2021-REV1, Class D, 4.30%, 7/15/30(1)	5,213	4,956,824
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	923	890,682
Chase Auto Credit Linked Notes:
Series 2021-3, Class D, 1.009%, 2/26/29(1)	992	962,818
Series 2021-3, Class E, 2.102%, 2/26/29(1)	583	569,203
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	5,992	5,966,567
Cologix Canadian Issuer L.P., Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)(2)	2,800	2,171,554
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	4,300	4,151,226
Series 2021-1A, Class C, 5.99%, 12/26/51(1)	2,900	2,770,918
Conn's Receivables Funding, LLC:
Series 2020-A, Class C, 4.20%, 6/16/25(1)	552	548,017
Series 2021-A, Class B, 2.87%, 5/15/26(1)	4,030	3,914,799
Series 2021-A, Class C, 4.59%, 5/15/26(1)	7,500	7,106,795
Diamond Infrastructure Funding, LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)	992	927,094
Driven Brands Funding, LLC, Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	3,216	3,114,862
ExteNet LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	2,475	2,455,786
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	3,502	3,483,584
Series 2019-1A, Class C, 5.219%, 7/26/49(1)	3,040	3,042,768
Falcon Aerospace, Ltd.:
Series 2019-1, Class B, 4.791%, 9/15/39(1)	4,067	3,358,490
Series 2019-1, Class C, 6.656%, 9/15/39(1)	2,856	2,079,226
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	2,757	2,721,391
Foundation Finance Trust, Series 2017-1A, Class A, 3.30%, 7/15/33(1)	44	44,455
Hertz Vehicle Financing, LLC, Series 2021-1A, Class D, 3.98%, 12/26/25(1)	5,000	4,681,045
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	2,026	1,809,991
LL ABS Trust, Series 2020-1A, Class A, 2.33%, 1/17/28(1)	33	32,990
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	656	554,102
Security	Principal Amount (000s omitted)	Value
Lunar Aircraft, Ltd.: (continued)
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	$285	$ 221,159
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	2,186	2,123,679
Series 2020-1A, Class C, 4.47%, 4/20/46(1)	467	468,345
MVW, LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	324	313,600
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	2,486	2,339,813
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	554	524,594
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	4,853	4,679,169
Oportun Issuance Trust, Series 2021-B, Class C, 3.65%, 5/8/31(1)	496	482,927
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	1,820	1,780,663
Series 2021-3, Class C, 3.27%, 5/15/29(1)	5,900	5,585,083
Series 2021-5, Class C, 3.93%, 8/15/29(1)	4,320	3,940,180
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	2,385	2,251,027
PMT Issuer Trust - FMSR, Series-2021-FT1, 3.456%, (1 mo. USD LIBOR + 3.00%), 3/25/26(1)(3)	390	383,435
Pnmac Gmsr Issuer Trust:
Series 2018-GT1, Class A, 3.307%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(3)	775	772,109
Series 2018-GT2, Class A, 3.107%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(3)	445	441,003
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	663	603,788
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	776	705,251
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,793	3,820,225
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	3,852	3,776,356
Stack Infrastructure Issuer, LLC, Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	1,135	1,116,995
Sunnova Helios II Issuer, LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(1)	972	957,892
Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,188	1,931,375
Theorem Funding Trust, Series 2021-1A, Class B, 1.84%, 12/15/27(1)	2,461	2,350,862
Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30(1)	3,872	3,874,168
Vantage Data Centers Issuer, LLC:
Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	967	968,355
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	3,088	2,830,217
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,858	3,605,582

6
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000s omitted)	Value
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	$1,598	$ 1,380,545
Series 2020-A, Class C, 6.657%, 3/15/45(1)	677	471,488
Total Asset-Backed Securities (identified cost $128,412,532)		$120,477,023

Collateralized Mortgage Obligations — 4.1%
Security	Principal Amount (000s omitted)	Value
Bellemeade Re, Ltd., Series 2021-2A, Class M1A, 1.299%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	$3,800	$ 3,789,458
Eagle Re, Ltd., Series 2021-2, Class M1B, 2.149%, (30-day average SOFR + 2.05%), 4/25/34(1)(3)	1,500	1,481,255
Federal Home Loan Mortgage Corp., Series 2019-HAQ2, 4.556%, (1 mo. USD LIBOR + 4.10%), 4/25/49(1)(3)	599	597,973
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA4, Class M2, 2.407%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	442	443,505
Series 2019-HQA3, Class B1, 3.456%, (1 mo. USD LIBOR + 3.00%), 9/25/49(1)(3)	1,395	1,363,599
Series 2019-HQA4, Class B1, 3.406%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	975	960,469
Series 2020-HQA2, Class B1, 4.556%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	1,878	1,847,736
		$ 4,615,309
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 4.806%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(3)	$1,390	$ 1,400,311
Series 2019-R02, Class 1B1, 4.606%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(3)	565	569,281
Series 2019-R02, Class 1M2, 2.757%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	326	326,245
Series 2019-R03, Class 1B1, 4.556%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(3)	1,125	1,137,496
Series 2019-R05, Class 1M2, 2.457%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(3)	17	17,229
Series 2019-R06, Class 2B1, 4.207%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	5,851	5,722,791
Series 2019-R07, Class 1B1, 3.856%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	3,081	2,984,804
Series 2020-R02, Class 2B1, 3.456%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	1,612	1,484,656
Series 2021-R01, Class 1B2, 6.099%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	1,400	1,306,857
Series 2021-R02, Class 2B1, 3.399%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	584	541,682
		$ 15,491,352
Security	Principal Amount (000s omitted)	Value
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(4)	$2,285	$ 2,146,217
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(4)	1,690	1,567,362
		$ 3,713,579
Oaktown Re VI Ltd., Series 2021-1A, Class M1B, 2.149%, (30-day average SOFR + 2.05%), 10/25/33(1)(3)	$1,000	$ 1,000,177
Total Collateralized Mortgage Obligations (identified cost $31,576,671)		$ 30,689,103

Commercial Mortgage-Backed Securities — 13.7%
Security	Principal Amount (000s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(4)	$7,255	$ 6,322,561
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(4)	7,215	5,355,786
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.492%, 2/15/50(1)(4)	3,500	2,988,946
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class C, 1.497%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	1,469	1,414,009
Series 2021-VOLT, Class D, 2.047%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	5,474	5,295,367
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.052%, 1/10/48(1)(4)	1,500	1,222,140
Series 2016-C7, Class D, 4.548%, 12/10/54(1)(4)	1,725	1,455,628
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class C, 2.897%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(3)	1,000	997,321
COMM Mortgage Trust:
Series 2013-CR11, Class D, 5.284%, 8/10/50(1)(4)	3,603	3,558,789
Series 2015-CR22, Class D, 4.211%, 3/10/48(1)(4)	2,324	2,190,657
Credit Suisse Mortgage Trust:
Series 2016-NXSR, Class D, 4.451%, 12/15/49(1)(4)	2,000	1,519,756
Series 2022-CNTR, Class A, 4.246%, (SOFR + 4.10%), 1/15/24(1)(3)	3,745	3,647,131
Extended Stay America Trust, Series 2021-ESH, Class C, 2.097%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	3,157	3,117,267
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 2.157%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(3)	257	251,965
Series 2019-01, Class M10, 3.707%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(3)	3,045	2,890,569
Series 2020-01, Class M10, 4.207%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	3,245	3,134,047

7
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000s omitted)	Value
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.703%, 9/15/47(1)(4)	$1,980	$ 1,568,350
Series 2014-C25, Class D, 4.086%, 11/15/47(1)(4)	3,575	2,788,432
Series 2015-C29, Class D, 3.697%, 5/15/48(4)	500	392,475
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C5, Class D, 5.923%, 8/15/46(1)(4)	244	242,481
Series 2013-C16, Class D, 5.008%, 12/15/46(1)(4)	1,500	1,481,431
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	1,384	408,866
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.886%, 5/15/49(4)(5)	4,199	4,034,134
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(5)	3,048	2,542,929
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(4)(5)	5,000	3,865,481
Morgan Stanley Capital I Trust:
Series 2016-UB12, Class D, 3.312%, 12/15/49(1)(5)	7,150	4,212,798
Series 2019-BPR, Class B, 2.497%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(3)(5)	3,960	3,862,820
Series 2019-BPR, Class C, 3.447%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(3)(5)	1,540	1,477,160
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 2.597%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(3)	3,219	2,934,274
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.442%, 4/10/46(1)(4)	2,000	1,589,595
VMC Finance, LLC, Series 2021-HT1, Class B, 4.968%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	8,477	8,243,884
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	4,908,630
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	2,150	1,719,595
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	6,000	4,294,844
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,150	2,409,050
ZH Trust:
Series 2021-1, Class A, 2.253%, 2/18/27(1)	2,820	2,786,725
Series 2021-2, Class A, 2.349%, 10/17/27(1)	1,001	986,867
Total Commercial Mortgage-Backed Securities (identified cost $107,468,195)		$102,112,760

Convertible Bonds — 0.6%
Security	Principal Amount (000s omitted)	Value
Semiconductors — 0.6%
ams-OSRAM, 0.875%, 9/28/22(6)	$4,400	$ 4,328,126
Total Convertible Bonds (identified cost $4,348,146)		$ 4,328,126

Corporate Bonds — 34.7%
Security	Principal Amount (000s omitted)	Value
Aerospace & Defense — 1.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	$3,202	$ 3,230,514
5.75%, 4/20/29(1)	812	810,071
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	3,106	3,135,208
		$ 7,175,793
Automotive & Auto Parts — 0.4%
Tupy Overseas S.A., 4.50%, 2/16/31(1)	$3,100	$ 2,737,595
		$ 2,737,595
Banks — 5.8%
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	$3,531	$ 3,401,936
Banco de Chile, 2.99%, 12/9/31(1)	1,747	1,614,673
Banco do Brasil S.A., 3.25%, 9/30/26(1)	2,819	2,716,699
Banco Mercantil del Norte S.A./Grand Cayman:
5.75% to 10/4/26, 10/4/31(1)(7)	6,225	6,144,573
7.50% to 6/27/29(1)(7)(8)	745	731,903
Banco Santander S.A., 4.175% to 3/24/27, 3/24/28(7)	1,000	1,005,743
Bank Hapoalim BM, 3.255% to 1/21/27, 1/21/32(1)(6)(7)	2,600	2,405,000
BankUnited, Inc., 5.125%, 6/11/30	1,633	1,685,506
BBVA Bancomer S.A./Texas, 5.125% to 1/18/28, 1/18/33(1)(7)	4,920	4,652,524
BNP Paribas S.A., 4.625% to 2/25/31(1)(7)(8)	914	818,039
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(7)	1,518	1,421,316
Citigroup, Inc., 3.785% to 3/17/32, 3/17/33(7)	3,735	3,706,844
Macquarie Group, Ltd., 2.871% to 1/14/32, 1/14/33(1)(7)	3,071	2,731,945
Societe Generale S.A., 4.75% to 5/26/26(1)(7)(8)	1,175	1,098,625
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	3,393	3,314,230
UBS Group AG, 4.375% to 2/10/31(1)(7)(8)	3,315	3,000,075
United Overseas Bank, Ltd., 3.863% to 10/7/27, 10/7/32(1)(7)(9)	3,156	3,156,000
		$ 43,605,631
Biotechnology — 0.5%
Royalty Pharma PLC Co., 3.30%, 9/2/40	$4,284	$ 3,658,211
		$ 3,658,211

8
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000s omitted)	Value
Building and Development — 0.4%
MDC Holdings, Inc., 2.50%, 1/15/31	$3,641	$ 3,184,376
		$ 3,184,376
Building Materials — 0.5%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	$3,655	$ 3,602,003
		$ 3,602,003
Chemicals — 0.5%
Alpek SAB de CV:
3.25%, 2/25/31(1)	$1,600	$ 1,461,424
4.25%, 9/18/29(1)	2,490	2,465,361
		$ 3,926,785
Commercial Services — 1.0%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$2,785	$ 2,775,070
Block Financial, LLC, 3.875%, 8/15/30	2,825	2,779,252
Western Union Co. (The), 6.20%, 11/17/36	2,075	2,269,287
		$ 7,823,609
Computers — 0.4%
Seagate HDD Cayman, 5.75%, 12/1/34	$2,589	$ 2,652,469
		$ 2,652,469
Consumer Products — 0.4%
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	$3,007	$ 2,901,078
		$ 2,901,078
Diversified Financial Services — 3.7%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	$2,942	$ 2,896,458
Alpha Holding S.A. de CV, 9.00%, 2/10/25(1)(10)	3,125	195,312
American AgCredit Corp., 5.25% to 6/15/26(1)(7)(8)	1,431	1,416,690
Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	3,500	3,478,492
Brookfield Finance, Inc., 4.70%, 9/20/47	3,240	3,448,180
CI Financial Corp.:
3.20%, 12/17/30	3,912	3,570,830
4.10%, 6/15/51	969	857,918
Enact Holdings, Inc., 6.50%, 8/15/25(1)	2,470	2,552,313
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	1,250	1,044,442
OneMain Finance Corp., 5.375%, 11/15/29	2,696	2,623,909
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	2,900	2,628,922
UniCredit SpA, 5.861% to 6/19/27, 6/19/32(1)(7)	3,017	2,967,770
		$ 27,681,236
Security	Principal Amount (000s omitted)	Value
Electric Utilities — 1.2%
Calpine Corp., 3.75%, 3/1/31(1)	$2,900	$ 2,600,937
Edison International, 5.00% to 12/15/26(7)(8)	2,996	2,819,236
Engie Energia Chile S.A., 3.40%, 1/28/30(1)	3,890	3,587,222
		$ 9,007,395
Electrical and Electronic Equipment — 0.9%
Imola Merger Corp., 4.75%, 5/15/29(1)	$2,995	$ 2,888,078
Jabil, Inc., 3.00%, 1/15/31	3,969	3,641,635
		$ 6,529,713
Financial Services — 1.1%
Blackstone Private Credit Fund, 4.70%, 3/24/25(1)	$5,000	$ 5,075,077
Carlyle Finance Subsidiary, LLC, 3.50%, 9/19/29(1)	3,343	3,289,408
		$ 8,364,485
Foods — 1.3%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.:
3.75%, 12/1/31(1)	$2,758	$ 2,565,768
5.50%, 1/15/30(1)	3,015	3,088,626
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	4,000	4,201,252
		$ 9,855,646
Health Care — 0.4%
Centene Corp.:
2.50%, 3/1/31	$1,889	$ 1,670,197
3.375%, 2/15/30	990	933,273
		$ 2,603,470
Healthcare Products — 0.5%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	$4,061	$ 4,021,547
		$ 4,021,547
Insurance — 3.4%
Athene Global Funding, 2.646%, 10/4/31(1)	$5,300	$ 4,687,837
Brown & Brown, Inc.:
2.375%, 3/15/31	625	549,997
4.20%, 3/17/32	1,139	1,159,023
GA Global Funding Trust, 2.90%, 1/6/32(1)	4,413	4,018,204
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(7)	3,769	3,561,385
Maple Grove Funding Trust I, 4.161%, 8/15/51(1)	2,740	2,480,737
Primerica, Inc., 2.80%, 11/19/31	1,713	1,582,368

9
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000s omitted)	Value
Insurance (continued)
Radian Group, Inc., 4.875%, 3/15/27	$3,621	$ 3,643,722
Stewart Information Services Corp., 3.60%, 11/15/31	4,244	3,867,624
		$ 25,550,897
Leisure Time — 0.4%
Brunswick Corp., 5.10%, 4/1/52	$2,791	$ 2,666,210
		$ 2,666,210
Machinery — 0.3%
Valmont Industries, Inc., 5.25%, 10/1/54	$2,184	$ 2,381,935
		$ 2,381,935
Media — 0.7%
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$5,215	$ 4,969,438
		$ 4,969,438
Oil and Gas — 1.6%
National Fuel Gas Co., 2.95%, 3/1/31	$4,065	$ 3,705,135
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	3,059	3,080,719
Patterson-UTI Energy, Inc., 5.15%, 11/15/29	5,357	5,234,593
		$ 12,020,447
Pharmaceuticals — 0.2%
Perrigo Finance Unlimite Co., 3.90%, 6/15/30	$1,518	$ 1,429,100
		$ 1,429,100
Pipelines — 0.3%
Midwest Connector Capital Co. LLC, 4.625%, 4/1/29(1)	$2,411	$ 2,441,356
		$ 2,441,356
Real Estate Investment Trusts (REITs) — 3.3%
American Assets Trust, L.P., 3.375%, 2/1/31	$3,290	$ 3,099,853
Broadstone Net Lease, LLC, 2.60%, 9/15/31	1,036	924,287
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,656	1,464,050
EPR Properties:
3.60%, 11/15/31	1,200	1,089,996
3.75%, 8/15/29	2,672	2,504,335
Iron Mountain, Inc.:
4.50%, 2/15/31(1)	3,801	3,515,165
5.00%, 7/15/28(1)	503	491,272
Newmark Group, Inc., 6.125%, 11/15/23	5,219	5,465,859
Sabra Health Care, L.P., 3.20%, 12/1/31	2,741	2,450,687
Service Properties Trust, 4.75%, 10/1/26	2,410	2,208,042
Security	Principal Amount (000s omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
Sun Communities Operating, L.P., 2.70%, 7/15/31	$789	$ 713,101
Vornado Realty, L.P., 3.40%, 6/1/31	700	659,595
		$ 24,586,242
Retail — 1.0%
Bath & Body Works, Inc., 6.875%, 11/1/35	$2,845	$ 2,935,770
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	2,116	1,811,234
Lithia Motors, Inc., 4.375%, 1/15/31(1)	2,475	2,396,443
		$ 7,143,447
Retail-Specialty and Apparel — 0.4%
Nordstrom, Inc., 4.25%, 8/1/31	$3,600	$ 3,287,538
		$ 3,287,538
Technology — 0.5%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$1,787	$ 1,686,526
Western Digital Corp., 4.75%, 2/15/26	2,194	2,230,618
		$ 3,917,144
Telecommunications — 1.8%
AT&T, Inc.:
3.10%, 2/1/43	$2,000	$ 1,731,719
3.50%, 9/15/53	2,188	1,928,207
Nokia Oyj, 4.375%, 6/12/27	3,450	3,506,649
Rogers Communications, Inc., 3.80%, 3/15/32(1)	1,120	1,112,729
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	1,360	1,323,125
SES S.A., 5.30%, 4/4/43(1)	810	789,990
T-Mobile USA, Inc., 3.60%, 11/15/60	3,746	3,231,476
		$ 13,623,895
Thrifts & Mortgage Finance — 0.8%
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32(1)(7)	$6,160	$ 6,072,530
		$ 6,072,530
Total Corporate Bonds (identified cost $275,764,795)		$259,421,221

Preferred Stocks — 1.1%
Security	Shares	Value
Real Estate Management & Development — 0.8%
Brookfield Property Partners, L.P.:
Series A, 5.75%	190,000	$ 4,005,200

10
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Real Estate Management & Development (continued)
Brookfield Property Partners, L.P.: (continued)
Series A2, 6.375%	74,772	$ 1,537,312
		$ 5,542,512
Telecommunications — 0.3%
United States Cellular Corp., 5.50%	108,000	$ 2,424,600
		$ 2,424,600
Total Preferred Stocks (identified cost $9,319,300)		$ 7,967,112

Senior Floating-Rate Loans — 1.2%(11)
Borrower/Tranche Description	Principal Amount (000s omitted)	Value
Health Care Providers & Services — 0.3%
Select Medical Corporation, Term Loan, 2.71%, (1 mo. USD LIBOR + 2.25%), 3/6/25	$2,400	$ 2,377,500
		$ 2,377,500
Media — 0.3%
CSC Holdings, LLC, Term Loan, 2.647%, (1 mo. USD LIBOR + 2.25%), 1/15/26	$2,369	$ 2,331,173
		$ 2,331,173
Specialty Retail — 0.6%
PetSmart, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 2/11/28(12)	$4,200	$ 4,187,400
		$ 4,187,400
Total Senior Floating-Rate Loans (identified cost $8,952,679)		$ 8,896,073

Sovereign Government Bonds — 1.4%
Security	Principal Amount (000s omitted)		Value
Mexico — 0.6%
Mexican Bonos, 7.75%, 5/29/31	MXN	89,055	$ 4,317,264
			$ 4,317,264
Security	Principal Amount (000s omitted)		Value
Supranational — 0.8%
European Bank for Reconstruction & Development, 6.45%, 12/13/22	IDR	89,482,200	$ 6,357,551
			$ 6,357,551
Total Sovereign Government Bonds (identified cost $10,753,495)			$ 10,674,815

U.S. Government Agency Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000s omitted)	Value
Federal National Mortgage Association, Pool #FM6803, 2.00%, 4/1/51	$1,288	$ 1,206,032
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $1,308,062)		$ 1,206,032

U.S. Treasury Obligations — 26.5%
Security	Principal Amount (000s omitted)	Value
U.S. Treasury Bonds:
0.50%, 3/31/25	$35,600	$ 33,544,656
0.625%, 8/15/30	67,624	58,757,596
0.875%, 9/30/26	28,631	26,655,349
1.125%, 8/15/40	20,562	16,135,548
1.25%, 8/15/31	4,757	4,325,525
1.25%, 5/15/50	61,198	45,721,600
2.00%, 11/15/41	1,817	1,644,669
U.S. Treasury Notes:
1.125%, 2/29/28	1	927
1.375%, 11/15/31	1,900	1,743,844
1.875%, 2/28/27	4,402	4,284,728
1.875%, 2/15/32	5,400	5,186,531
Total U.S. Treasury Obligations (identified cost $214,702,871)		$198,000,973

11
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(13)	$3,000,528	$ 3,000,228
Total Short-Term Investments (identified cost $2,999,928)		$ 3,000,228
Total Investments — 100.0% (identified cost $795,606,674)		$746,773,466
Other Assets, Less Liabilities — 0.0%(14)		$ 328,433
Net Assets — 100.0%		$747,101,899
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $385,425,085 or 51.6% of the Fund's net assets.
(2)	Principal Amount is denominated in Canadian dollars.
(3)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at March 31, 2022.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 10).
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of these securities is $6,733,126 or 0.9% of the Fund's net assets.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	When-issued security.
(10)	Issuer is in default with respect to interest and/or principal payments.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	The stated interest rate represents the weighted average interest rate at March 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(13)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(14)	Amount is less than 0.05%.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	84.6%	$631,849,101
Mexico	2.7	19,968,361
United Kingdom	1.6	11,928,319
Brazil	1.6	11,833,864
Canada	1.5	11,161,211
Cayman Islands	1.0	7,247,707
Supranational	0.9	6,357,551
Bermuda	0.8	6,270,890
Australia	0.8	6,133,881
Chile	0.7	5,201,895
Austria	0.6	4,328,126
Finland	0.5	3,506,649
France	0.4	3,337,980
Singapore	0.4	3,156,000
Switzerland	0.4	3,000,075
Italy	0.4	2,967,770
Israel	0.3	2,405,000
Luxembourg	0.3	2,113,115
Spain	0.1	1,005,743
Total Investments	100.0%	$746,773,466

12
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,182,218	CAD	2,799,001	State Street Bank and Trust Company	5/31/22	$ —	$ (56,382)
						$ —	$(56,382)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	375	Long	6/30/22	$ 79,470,704	$ (1,067,013)
U.S. 5-Year Treasury Note	97	Long	6/30/22	11,124,688	(291,146)
U.S. 10-Year Treasury Note	21	Long	6/21/22	2,580,375	(79,443)
U.S. Long Treasury Bond	11	Long	6/21/22	1,650,687	(52,958)
U.S. Ultra-Long Treasury Bond	(65)	Short	6/21/22	(11,513,125)	412,753
U.S. Ultra 10-Year Treasury Note	(314)	Short	6/21/22	(42,537,188)	1,410,444
					$ 332,637
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
CAD	– Canadian Dollar
IDR	– Indonesian Rupiah
MXN	– Mexican Peso
USD	– United States Dollar
13
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2022
Statement of Assets and Liabilities (Unaudited)

March 31, 2022
Assets
Unaffiliated investments, at value (identified cost $770,538,686)	$ 723,777,917
Affiliated investments, at value (identified cost $25,067,988)	22,995,549
Cash	133,465
Deposits for derivatives collateral — financial futures contracts	1,086,233
Dividends and interest receivable	4,233,743
Interest and dividends receivable from affiliated investments	66,038
Receivable for investments sold	624,216
Receivable for Fund shares sold	2,873,596
Receivable from affiliate	91,654
Total assets	$755,882,411
Liabilities
Payable for investments purchased	$ 551,102
Payable for when-issued securities	3,156,000
Payable for Fund shares redeemed	4,333,292
Payable for variation margin on open futures contracts	83,125
Payable for open forward foreign currency exchange contracts	56,382
Distributions payable	9,908
Due to custodian — foreign currency, at value (identified cost $89)	88
Payable to affiliates:
Investment adviser fee	287,078
Distribution and service fees	56,233
Accrued expenses	247,304
Total liabilities	$ 8,780,512
Net Assets	$747,101,899
Sources of Net Assets
Paid-in capital	$ 799,157,673
Accumulated loss	(52,055,774)
Net Assets	$747,101,899
Class A Shares
Net Assets	$ 100,461,340
Shares Outstanding	8,769,748
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.46
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 12.03
Class C Shares
Net Assets	$ 39,536,969
Shares Outstanding	3,453,380
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 11.45
Class I Shares
Net Assets	$ 607,103,590
Shares Outstanding	53,042,142
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 11.45
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
14
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2022
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2022
Investment Income
Dividend income	$ 301,909
Dividend income from affiliated investment	7,883
Interest income (net of foreign taxes, $609)	11,893,617
Interest income from affiliated investments	537,289
Total investment income	$ 12,740,698
Expenses
Investment adviser fee	$ 1,850,217
Distribution and service fees:
Class A	135,112
Class C	224,456
Trustees’ fees and expenses	21,900
Custodian fee	104,013
Transfer and dividend disbursing agent fees	240,889
Legal and accounting services	13,136
Printing and postage	58,225
Registration fees	45,231
Miscellaneous	21,823
Total expenses	$ 2,715,002
Deduct:
Allocation of expenses to affiliate	$ 342,165
Total expense reductions	$ 342,165
Net expenses	$ 2,372,837
Net investment income	$ 10,367,861
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (2,557,068)
Investment transactions - affiliated investments	(40,238)
Futures contracts	3,102,787
Foreign currency transactions	(20,601)
Forward foreign currency exchange contracts	33,810
Net realized gain	$ 518,690
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $64,922)	$ (53,203,803)
Investments - affiliated investments	(690,142)
Futures contracts	(1,248,533)
Foreign currency	7,098
Forward foreign currency exchange contracts	(56,382)
Net change in unrealized appreciation (depreciation)	$(55,191,762)
Net realized and unrealized loss	$(54,673,072)
Net decrease in net assets from operations	$(44,305,211)
15
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 10,367,861	$ 19,603,368
Net realized gain	518,690	8,413,857
Net change in unrealized appreciation (depreciation)	(55,191,762)	23,331,636
Net increase (decrease) in net assets from operations	$ (44,305,211)	$ 51,348,861
Distributions to shareholders:
Class A	$ (2,024,558)	$ (3,322,201)
Class C	(672,253)	(1,205,585)
Class I	(13,490,908)	(18,168,241)
Total distributions to shareholders	$ (16,187,719)	$ (22,696,027)
Transactions in shares of beneficial interest:
Class A	$ 1,040,425	$ (33,713,494)
Class C	(5,652,889)	(7,972,469)
Class I	26,001,304	77,171,244
Net increase in net assets from Fund share transactions	$ 21,388,840	$ 35,485,281
Net increase (decrease) in net assets	$ (39,104,090)	$ 64,138,115
Net Assets
At beginning of period	$ 786,205,989	$ 722,067,874
At end of period	$747,101,899	$786,205,989
16
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2022
Financial Highlights

	Class A
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 12.340	$ 11.820	$ 11.990	$ 11.570	$ 11.930	$ 11.630
Income (Loss) From Operations
Net investment income(1)	$ 0.142	$ 0.330	$ 0.395	$ 0.427	$ 0.402	$ 0.367
Net realized and unrealized gain (loss)	(0.797)	0.573	(0.143)	0.451	(0.344)	0.319
Total income (loss) from operations	$ (0.655)	$ 0.903	$ 0.252	$ 0.878	$ 0.058	$ 0.686
Less Distributions
From net investment income	$ (0.152)	$ (0.323)	$ (0.413)	$ (0.458)	$ (0.409)	$ (0.322)
From net realized gain	(0.073)	(0.060)	(0.009)	—	(0.009)	—
Tax return of capital	—	—	—	—	—	(0.064)
Total distributions	$ (0.225)	$ (0.383)	$ (0.422)	$ (0.458)	$ (0.418)	$ (0.386)
Net asset value — End of period	$ 11.460	$ 12.340	$ 11.820	$ 11.990	$11.570	$11.930
Total Return(2)(3)	(5.48)% (4)	7.72%	2.21%	7.76%	0.50%	6.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$100,461	$107,380	$136,688	$137,889	$ 43,503	$ 33,927
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.74% (5)	0.74%	0.74%	0.74%	0.74%	0.77%
Net investment income	2.36% (5)	2.70%	3.38%	3.62%	3.43%	3.13%
Portfolio Turnover	75% (4)(6)	85% (6)	89%	75%	43%	61%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.08%, 0.08%, 0.11%, 0.11%, 0.22% and 0.36% of average daily net assets for the six months ended March 31, 2022 and the years ended September 30, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes the effect of To-Be-Announced (TBA) transactions.
17
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2022
Financial Highlights — continued

	Class C
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 12.330	$ 11.820	$ 11.990	$ 11.560	$ 11.920	$ 11.620
Income (Loss) From Operations
Net investment income(1)	$ 0.096	$ 0.238	$ 0.307	$ 0.344	$ 0.313	$ 0.282
Net realized and unrealized gain (loss)	(0.797)	0.564	(0.142)	0.456	(0.343)	0.317
Total income (loss) from operations	$ (0.701)	$ 0.802	$ 0.165	$ 0.800	$ (0.030)	$ 0.599
Less Distributions
From net investment income	$ (0.106)	$ (0.232)	$ (0.326)	$ (0.370)	$ (0.321)	$ (0.249)
From net realized gain	(0.073)	(0.060)	(0.009)	—	(0.009)	—
Tax return of capital	—	—	—	—	—	(0.050)
Total distributions	$ (0.179)	$ (0.292)	$ (0.335)	$ (0.370)	$ (0.330)	$ (0.299)
Net asset value — End of period	$11.450	$12.330	$11.820	$11.990	$11.560	$11.920
Total Return(2)(3)	(5.75)% (4)	6.83%	1.45%	7.05%	(0.25)%	5.23%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 39,537	$ 48,423	$ 54,189	$ 52,001	$ 20,926	$ 19,197
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.49% (5)	1.49%	1.49%	1.49%	1.49%	1.52%
Net investment income	1.60% (5)	1.95%	2.63%	2.93%	2.67%	2.41%
Portfolio Turnover	75% (4)(6)	85% (6)	89%	75%	43%	61%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.08%, 0.08%, 0.11%, 0.11%, 0.22% and 0.36% of average daily net assets for the six months ended March 31, 2022 and the years ended September 30, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes the effect of To-Be-Announced (TBA) transactions.
18
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2022
Financial Highlights — continued

	Class I
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 12.330	$ 11.810	$ 11.990	$ 11.560	$ 11.920	$ 11.620
Income (Loss) From Operations
Net investment income(1)	$ 0.157	$ 0.356	$ 0.423	$ 0.457	$ 0.440	$ 0.399
Net realized and unrealized gain (loss)	(0.798)	0.578	(0.152)	0.460	(0.352)	0.316
Total income (loss) from operations	$ (0.641)	$ 0.934	$ 0.271	$ 0.917	$ 0.088	$ 0.715
Less Distributions
From net investment income	$ (0.166)	$ (0.354)	$ (0.442)	$ (0.487)	$ (0.439)	$ (0.346)
From net realized gain	(0.073)	(0.060)	(0.009)	—	(0.009)	—
Tax return of capital	—	—	—	—	—	(0.069)
Total distributions	$ (0.239)	$ (0.414)	$ (0.451)	$ (0.487)	$ (0.448)	$ (0.415)
Net asset value — End of period	$ 11.450	$ 12.330	$ 11.810	$ 11.990	$ 11.560	$11.920
Total Return(2)(3)	(5.28)% (4)	8.00%	2.37%	8.12%	0.74%	6.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$607,104	$630,403	$531,191	$622,727	$152,363	$ 41,563
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.49% (5)	0.49%	0.49%	0.49%	0.49%	0.52%
Net investment income	2.61% (5)	2.92%	3.62%	3.89%	3.77%	3.40%
Portfolio Turnover	75% (4)(6)	85% (6)	89%	75%	43%	61%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.08%, 0.08%, 0.11%, 0.11%, 0.22% and 0.36% of average daily net assets for the six months ended March 31, 2022 and the years ended September 30, 2021, 2020, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes the effect of To-Be-Announced (TBA) transactions.
19
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Total Return Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was reduced to 3.25%. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Affiliated Fund. Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) is an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
20

Eaton Vance
Total Return Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
D  Federal Taxes —The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of March 31, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
21

Eaton Vance
Total Return Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

K  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
L  Interim Financial Statements—The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2021, the Fund had a late year ordinary loss of $432,871 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 797,116,471
Gross unrealized appreciation	$ 3,755,091
Gross unrealized depreciation	(53,821,841)
Net unrealized depreciation	$ (50,066,750)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion but less than $2.5 billion	0.425
$2.5 billion but less than $5 billion	0.410
Over $5 billion	0.400
For the six months ended March 31, 2022, the investment adviser fee amounted to $1,850,217 or 0.45% (annualized) of the Fund’s average daily net assets. EVM does not receive a fee for advisory services provided to Cash Reserves Fund.
22

Eaton Vance
Total Return Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

BMR has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.74%, 1.49% and 0.49% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after January 31, 2023. Pursuant to this agreement, BMR was allocated $342,165 of the Fund’s operating expenses for the six months ended March 31, 2022.
EVM, an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2022, EVM earned $4,784 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,812 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2022 amounted to $135,112 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended March 31, 2022, the Fund paid or accrued to EVD $168,342 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2022 amounted to $56,114 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective April 29, 2022, Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2022, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, TBA transactions, and principal repayments on Senior Loans, for the six months ended March 31, 2022 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 221,957,298	$ 153,899,681
U.S. Government and Agency Securities	428,115,654	452,175,380
	$650,072,952	$606,075,061
23

Eaton Vance
Total Return Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended March 31, 2022 (Unaudited)		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	1,473,217	$ 17,812,803	1,767,058	$ 21,649,585
Issued to shareholders electing to receive payments of distributions in Fund shares	164,558	1,986,891	266,441	3,253,050
Redemptions	(1,619,867)	(19,364,964)	(5,191,095)	(62,232,559)
Converted from Class C shares	50,047	605,695	298,148	3,616,430
Net increase (decrease)	67,955	$ 1,040,425	(2,859,448)	$ (33,713,494)
Class C
Sales	207,651	$ 2,518,774	776,166	$ 9,493,517
Issued to shareholders electing to receive payments of distributions in Fund shares	55,385	669,464	98,682	1,203,189
Redemptions	(685,943)	(8,235,432)	(1,236,193)	(15,052,745)
Converted to Class A shares	(50,070)	(605,695)	(298,222)	(3,616,430)
Net decrease	(472,977)	$ (5,652,889)	(659,567)	$ (7,972,469)
Class I
Sales	17,665,418	$ 213,334,964	21,841,638	$ 267,564,797
Issued to shareholders electing to receive payments of distributions in Fund shares	1,115,534	13,460,183	1,485,630	18,138,739
Redemptions	(16,867,790)	(200,793,843)	(17,164,251)	(208,532,292)
Net increase	1,913,162	$ 26,001,304	6,163,017	$ 77,171,244
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2022 is included in the Portfolio of Investments. At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: The Fund enters into interest rate futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
24

Eaton Vance
Total Return Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2022, the fair value of open derivatives with credit-related contingent features in a net liability position was $56,382. At March 31, 2022, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2022 was as follows:
		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$ —	$ (56,382)(1)
Interest Rate	Futures contracts	1,823,197 (2)	(1,490,560) (2)
Total		$1,823,197	$(1,546,942)
Derivatives not subject to master netting or similar agreements		$1,823,197	$(1,490,560)
Total Derivatives subject to master netting or similar agreements		$ —	$ (56,382)
(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
(2)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
25

Eaton Vance
Total Return Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund's derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Fund for such liabilities as of March 31, 2022.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
State Street Bank and Trust Company	$(56,382)	$ —	$ —	$ —	$(56,382)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2022 was as follows:
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Foreign Exchange	Forward foreign currency exchange contracts	$ 33,810	$ (56,382)
Interest Rate	Futures contracts	3,102,787	(1,248,533)
Total		$3,136,597	$(1,304,915)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts and Forward foreign currency exchange contracts, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts and Forward foreign currency exchange contracts, respectively.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2022, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$67,862,000	$87,002,000	$623,000
*	The average notional amount of forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
26

Eaton Vance
Total Return Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

10  Investments in Affiliated Issuers and Funds
The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At March 31, 2022, the value of the Fund's investment in affiliated issuers and funds was $22,995,550, which represents 3.1% of the Fund's net assets. Transactions in affiliated issuers and funds by the Fund for the six months ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.729%, 5/15/49	$ 4,420,922	$ —	$ —	$ —	$ (386,788)	$ 4,034,134	$ 99,320	$4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	6,171,758	—	(3,378,281)	(37,253)	(230,776)	2,542,929	115,529	3,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	4,156,243	—	—	—	(306,967)	3,865,481	101,104	5,000,000
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	4,135,435	—	—	—	49,381	4,212,798	146,386	7,150,000
Series 2019-BPR, Class B, 2.497%, (1 mo. USD LIBOR + 2.10%), 5/15/36	3,760,855	—	—	—	96,230	3,862,820	50,245	3,960,000
Series 2019-BPR, Class C, 3.447%, (1 mo. USD LIBOR + 3.05%), 5/15/36	1,388,682	—	—	—	88,478	1,477,160	24,705	1,540,000
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	28,815,045	182,338,780	(208,150,912)	(2,985)	300	3,000,228	7,883	3,000,528
Totals				$(40,238)	$(690,142)	$22,995,550	$545,172
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 120,477,023	$ —	$ 120,477,023
27

Eaton Vance
Total Return Bond Fund
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 30,689,103	$ —	$ 30,689,103
Commercial Mortgage-Backed Securities	—	102,112,760	—	102,112,760
Convertible Bonds	—	4,328,126	—	4,328,126
Corporate Bonds	—	259,421,221	—	259,421,221
Preferred Stocks	7,967,112	—	—	7,967,112
Senior Floating-Rate Loans	—	8,896,073	—	8,896,073
Sovereign Government Bonds	—	10,674,815	—	10,674,815
U.S. Government Agency Mortgage-Backed Securities	—	1,206,032	—	1,206,032
U.S. Treasury Obligations	—	198,000,973	—	198,000,973
Short-Term Investments	—	3,000,228	—	3,000,228
Total Investments	$ 7,967,112	$ 738,806,354	$ —	$ 746,773,466
Futures Contracts	$ 1,823,197	$ —	$ —	$ 1,823,197
Total	$ 9,790,309	$ 738,806,354	$ —	$ 748,596,663
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (56,382)	$ —	$ (56,382)
Futures Contracts	(1,490,560)	—	—	(1,490,560)
Total	$ (1,490,560)	$ (56,382)	$ —	$ (1,546,942)
12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
28

Eaton Vance
Total Return Bond Fund
March 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser*
Thomas E. Faust Jr.**
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
**	Interested Trustee
29

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
30

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
31

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
32

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7768    3.31.22

Eaton Vance
Municipal Income Funds
Semiannual Report
March 31, 2022

AMT-Free    •     National

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund's adviser is registered with the CFTC as a commodity pool operator. Each adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report March 31, 2022
Eaton Vance
Municipal Income Funds

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2022
Performance

Portfolio Manager(s) Cynthia J. Clemson and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/06/1998	03/16/1978	(6.19)%	(4.71)%	2.33%	3.09%
Class A with 4.75% Maximum Sales Charge	—	—	(10.61)	(9.22)	1.34	2.58
Class C at NAV	05/02/2006	03/16/1978	(6.58)	(5.46)	1.57	2.46
Class C with 1% Maximum Sales Charge	—	—	(7.50)	(6.39)	1.57	2.46
Class I at NAV	03/16/1978	03/16/1978	(6.14)	(4.47)	2.58	3.34

Bloomberg Municipal Bond Index	—	—	(5.55)%	(4.47)%	2.52%	2.88%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.80%	1.55%	0.55%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.50%	1.74%	2.76%
Taxable-Equivalent Distribution Rate	4.23	2.94	4.66
SEC 30-day Yield	1.67	1.00	2.01
Taxable-Equivalent SEC 30-day Yield	2.84	1.69	3.41
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	5.76%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2022
Fund Profile

Credit Quality (% of total investments)*,**
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
**	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/05/1994	12/19/1985	(5.68)%	(4.70)%	2.69%	3.42%
Class A with 4.75% Maximum Sales Charge	—	—	(10.13)	(9.19)	1.69	2.92
Class C at NAV	12/03/1993	12/19/1985	(6.04)	(5.41)	1.93	2.80
Class C with 1% Maximum Sales Charge	—	—	(6.97)	(6.34)	1.93	2.80
Class I at NAV	07/01/1999	12/19/1985	(5.56)	(4.46)	2.94	3.67

Bloomberg Municipal Bond Index	—	—	(5.55)%	(4.47)%	2.52%	2.88%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.63%	1.38%	0.38%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.28%	1.52%	2.54%
Taxable-Equivalent Distribution Rate	3.86	2.57	4.29
SEC 30-day Yield	1.73	1.06	2.07
Taxable-Equivalent SEC 30-day Yield	2.94	1.80	3.51
% Total Leverage[5]
RIB Financing	2.87%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Fund Profile

Credit Quality (% of total investments)*,**
*	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
**	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
Municipal Income Funds
March 31, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.

Eaton Vance
Municipal Income Funds
March 31, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 938.10	$3.91	0.81%
Class C	$1,000.00	$ 934.20	$7.52	1.56%
Class I	$1,000.00	$ 938.60	$2.71	0.56%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.89	$4.08	0.81%
Class C	$1,000.00	$1,017.15	$7.85	1.56%
Class I	$1,000.00	$1,022.14	$2.82	0.56%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.

Eaton Vance
Municipal Income Funds
March 31, 2022
Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (10/1/21)	Ending Account Value (3/31/22)	Expenses Paid During Period* (10/1/21 – 3/31/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 943.20	$3.05	0.63%
Class C	$1,000.00	$ 939.60	$6.67	1.38%
Class I	$1,000.00	$ 944.40	$1.84	0.38%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.79	$3.18	0.63%
Class C	$1,000.00	$1,018.05	$6.94	1.38%
Class I	$1,000.00	$1,023.04	$1.92	0.38%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2021.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	$1,077	$ 1,065,056
Total Tax-Exempt Mortgage-Backed Securities (identified cost $1,214,706)		$ 1,065,056

Tax-Exempt Municipal Obligations — 107.0%
Security	Principal Amount (000's omitted)	Value
Education — 7.6%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/41(1)	$245	$ 244,988
Connecticut Health and Educational Facilities Authority, (Choate Rosemary Hall):
4.00%, 7/1/38	315	345,955
4.00%, 7/1/39	380	416,700
4.00%, 7/1/42	860	938,630
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	5,000	5,524,800
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
4.00%, 7/1/45	875	922,311
5.00%, 7/1/40	900	1,036,431
District of Columbia, (KIPP DC):
4.00%, 7/1/39	100	102,941
4.00%, 7/1/44	100	102,149
4.00%, 7/1/49	135	137,079
Erie Higher Education Building Authority, PA, (Gannon University):
5.00%, 5/1/22	100	100,279
5.00%, 5/1/24	120	125,831
5.00%, 5/1/26	125	135,836
5.00%, 5/1/30	390	444,148
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	200	194,196
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/39	1,200	1,282,680
Maine Health and Higher Educational Facilities Authority, (University of New England), 4.00%, 7/1/51	1,500	1,575,945
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/47	2,000	2,107,560
Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts Development Finance Agency, (Babson College), 4.00%, 10/1/37	$800	$ 893,384
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/37	1,750	1,965,495
Pima County Community College District, AZ, 5.00%, 7/1/35	725	834,707
University of California, 5.25%, 5/15/35	3,555	3,790,483
		$ 23,222,528
Electric Utilities — 5.9%
Delaware Municipal Electric Corp., (Beasley Power Station):
4.00%, 7/1/35	$310	$ 341,518
5.00%, 7/1/32	470	562,595
5.00%, 7/1/33	400	476,836
5.00%, 7/1/34	440	523,816
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,000	1,141,200
New York Power Authority:
4.00%, 11/15/45	2,285	2,428,704
Green Bonds, 4.00%, 11/15/50	715	756,491
Northern Municipal Power Agency, MN:
5.00%, 1/1/31	200	222,502
5.00%, 1/1/35	170	188,402
5.00%, 1/1/36	160	177,245
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 0.50%, 8/1/31(2)	8,070	8,070,000
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,045,279
		$ 17,934,588
Escrowed/Prerefunded — 6.0%
Foothill-De Anza Community College District, CA:
Prerefunded to 8/1/24, 5.00%, 8/1/34	$1,150	$ 1,231,351
Prerefunded to 8/1/24, 5.00%, 8/1/36	1,150	1,231,351
Henrico County Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	1,185	1,210,229
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	3,060	3,089,774
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41	1,480	1,631,907
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/2025, 5.00%, 1/15/34	5,235	5,658,773

See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Springfield School District No. 19, OR, Prerefunded to 6/15/25, 5.00%, 6/15/30	$1,085	$ 1,185,872
West Virginia University, Prerefunded to 10/1/22, 5.00%, 10/1/31	3,000	3,056,340
		$ 18,295,597
General Obligations — 13.7%
Boston, MA, 5.00%, 11/1/23(3)	$4,200	$ 4,414,200
California, 5.00%, 4/1/35	2,125	2,248,718
Chicago Board of Education, IL:
5.00%, 12/1/42	260	264,209
5.00%, 12/1/44	1,405	1,497,252
Chicago, IL:
5.00%, 1/1/39	1,400	1,516,158
5.00%, 1/1/44	1,490	1,601,765
District of Columbia, 5.00%, 6/1/37(4)	7,000	7,919,240
Fennville Public Schools, MI, 4.00%, 5/1/34	1,000	1,078,080
Gallatin County School District No. 44, MT, 4.00%, 6/1/35	520	561,070
Illinois:
4.00%, 6/1/33	1,000	1,030,510
4.00%, 11/1/40	1,000	1,013,030
5.00%, 5/1/35	2,000	2,108,940
5.50%, 5/1/39	205	231,869
5.75%, 5/1/45	210	239,020
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	4,692,964
Lodi Unified School District, CA, (Election of 2016), 4.00%, 8/1/33	1,250	1,350,075
New York, NY, 4.00%, 8/1/42(4)	7,000	7,422,940
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,160,793
University of Connecticut, 5.00%, 2/15/32	650	683,267
Washington, 5.00%, 6/1/38	710	838,879
		$ 41,872,979
Hospital — 14.7%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47(3)	$5,000	$ 5,648,900
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	1,720	1,789,729
Prerefunded to 7/1/23, 5.00%, 7/1/37	2,300	2,393,242
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,230,250
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/37	$1,250	$ 1,315,487
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	2,000	2,169,800
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	4,218,294
5.00%, 6/1/37	1,000	1,130,050
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	520	528,674
Massachusetts Development Finance Agency, (Children's Hospital), Prerefunded to 10/1/24, 5.00%, 10/1/31	2,110	2,263,334
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	3,000	3,308,970
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 4.00%, 6/1/39	1,070	1,151,063
Ohio, (University Hospitals Health System, Inc.):
4.00%, 1/15/38	2,000	2,108,780
5.00%, 1/15/36	2,500	2,721,650
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
5.00%, 8/15/23(3)	500	519,310
5.00%, 8/15/24(3)	550	584,139
5.00%, 8/15/25(3)	500	543,540
5.00%, 8/15/26(3)	600	666,600
Spartanburg Regional Health Services District, Inc., SC:
5.00%, 4/15/33	1,400	1,674,568
5.00%, 4/15/34	1,505	1,796,067
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(4)	5,000	5,255,600
		$ 45,018,047
Housing — 1.1%
Cuyahoga Metropolitan Housing Authority, OH, 2.00%, 12/1/31	$1,250	$ 1,147,338
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	550,230
5.00%, 7/1/42	1,250	1,365,225
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	285	285,000
		$ 3,347,793

See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education — 1.0%
Northern Illinois University, IL, (BAM), 5.00%, 4/1/31	$950	$ 1,105,363
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	1,750	2,058,368
		$ 3,163,731
Insured - Electric Utilities — 1.9%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,359,098
Philadelphia, PA, Gas Works Revenue, (AGM), 4.00%, 8/1/45	1,000	1,068,860
Texas Municipal Power Agency, (AGM), 2.00%, 9/1/33	2,790	2,412,513
		$ 5,840,471
Insured - Escrowed/Prerefunded — 1.6%
Detroit, MI, Sewage Disposal System, (AGM), Prerefunded to 7/1/22, 5.00%, 7/1/39	$4,825	$ 4,871,947
		$ 4,871,947
Insured - General Obligations — 1.9%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$ 153,388
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	541,618
McCook, IL:
(AGM), 4.00%, 12/1/29	240	264,355
(AGM), 4.00%, 12/1/30	200	219,004
(AGM), 4.00%, 12/1/33	500	540,600
(AGM), 4.00%, 12/1/34	190	205,223
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,613,925
Santa Rosa Elementary School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/39	1,005	1,090,897
Santa Rosa High School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/39	1,135	1,232,009
		$ 5,861,019
Insured - Lease Revenue/Certificates of Participation — 2.2%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$ 6,571,715
		$ 6,571,715
Insured - Other Revenue — 2.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,061,610
		$ 6,061,610
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 3.6%
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	$6,000	$ 6,825,780
(NPFG), 5.50%, 1/1/30	2,565	3,083,617
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (NPFG), 5.00%, 8/1/43	1,100	1,220,912
		$ 11,130,309
Insured - Transportation — 7.9%
Chicago, IL, (O'Hare International Airport):
(AGM), 5.00%, 1/1/28	$1,000	$ 1,023,890
(AGM), 5.125%, 1/1/31	1,000	1,023,300
(AGM), 5.25%, 1/1/32	785	804,013
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,269,219
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/46	1,195	1,233,945
Green Bonds, (AGM), 5.00%, 11/15/41	1,500	1,690,935
Green Bonds, (AGM), 5.00%, 11/15/44	1,675	1,856,537
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	13,361,150
		$ 24,262,989
Insured - Water and Sewer — 0.7%
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/32	$655	$ 694,294
(AGM), 5.00%, 7/1/33	565	598,510
(AGM), 5.00%, 7/1/35	280	296,290
(AGM), 5.00%, 7/1/37	565	597,617
		$ 2,186,711
Lease Revenue/Certificates of Participation — 2.6%
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	$1,155	$ 1,210,267
New Jersey Economic Development Authority, (School Facilities Construction):
4.00%, 6/15/34	500	524,795
4.00%, 6/15/35	400	418,612
4.00%, 6/15/38	600	621,678
4.00%, 6/15/39	650	670,936
4.00%, 6/15/40	700	721,413
4.00%, 6/15/46	315	320,251
5.00%, 6/15/37	3,000	3,324,960
		$ 7,812,912

See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 2.0%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	$1,200	$ 216,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 4.00% to 9/1/27 (Put Date), 7/1/52	3,500	3,709,755
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	1,015,419
New York Liberty Development Corp., (One World Trade Center), 4.00%, 2/15/43	1,000	1,048,550
		$ 5,989,724
Senior Living/Life Care — 6.3%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(1)	$140	$ 135,932
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,150	1,113,545
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	265	260,845
5.625%, 7/1/46(1)	360	361,184
5.75%, 7/1/54(1)	775	779,355
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 4.00%, 11/1/55	1,325	1,325,914
North Carolina Medical Care Commission, (EveryAge), 4.00%, 9/1/41	840	862,529
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton):
Prerefunded to 6/1/22, 7.25%, 6/1/39	570	586,878
Prerefunded to 6/1/22, 7.50%, 6/1/49	2,690	2,770,700
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/36	2,240	2,183,104
Pompano Beach, FL, (John Knox Village), 4.00%, 9/1/41	1,270	1,271,753
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,771,927
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/38	445	446,753
4.00%, 12/1/46	415	402,928
4.00%, 12/1/56	355	331,641
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/32(1)	1,575	1,719,097
5.00%, 1/1/38(1)	2,325	2,522,113
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(1)	245	254,322
		$ 19,100,520
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 5.9%
Connecticut, Special Tax Revenue, 4.00%, 5/1/36	$3,500	$ 3,752,595
Illinois, Sales Tax Revenue, 4.00%, 6/15/33	250	259,740
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,278,648
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	115	114,774
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	2,490	2,619,430
4.00%, 5/1/44	1,430	1,483,625
4.00%, 11/1/45	1,895	1,966,934
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/42	1,000	1,063,120
Sales Tax Securitization Corp., IL, 5.00%, 1/1/36	4,000	4,539,160
Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue, 4.00%, 10/1/38	1,000	1,093,000
		$ 18,171,026
Transportation — 12.1%
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	$1,550	$ 1,752,802
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/35	2,500	2,645,025
4.00%, 1/1/36	2,750	2,899,160
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	1,100	1,153,152
5.25%, 11/1/31	1,455	1,524,607
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,148,213
Memphis-Shelby County Airport Authority, TN, 4.00%, 7/1/37	500	526,840
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/33	2,650	2,806,694
Miami-Dade County, FL, Seaport Revenue, 4.00%, 10/1/43	2,000	2,126,100
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/38	2,750	2,849,357
4.00%, 6/15/40	1,665	1,714,451
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,695,479
New York Thruway Authority, 5.00%, 1/1/46	875	946,978
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/40	3,000	3,116,370
4.00%, 12/1/41	2,900	2,997,295
Philadelphia, PA, Airport Revenue, 4.00%, 7/1/40	5,000	5,244,350

See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	$275	$ 285,156
4.00%, 12/31/38	510	528,064
4.00%, 12/31/39	265	274,352
5.00%, 12/31/35	355	398,164
Texas Transportation Commission, 0.00%, 8/1/40	1,000	456,140
		$ 37,088,749
Water and Sewer — 6.3%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(4)	$6,990	$ 7,901,496
Eastern Municipal Water District Financing Authority, CA, 5.00%, 7/1/36	1,000	1,209,140
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/41	4,000	4,236,840
Series 2018 CC-1, 5.00%, 6/15/48	4,400	4,937,548
Phoenix Civic Improvement Corp., AZ, Water System Revenue, 4.00%, 7/1/42	1,000	1,104,630
		$ 19,389,654
Total Tax-Exempt Municipal Obligations (identified cost $323,745,781)		$ 327,194,619
Total Investments — 107.4% (identified cost $324,960,487)		$ 328,259,675
Other Assets, Less Liabilities — (7.4)%		$ (22,538,780)
Net Assets — 100.0%		$ 305,720,895
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $6,277,837 or 2.1% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at March 31, 2022.
(3)	When-issued security.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
At March 31, 2022, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	14.4%
California	11.6%
Pennsylvania	10.6%
Illinois	10.5%
Others, representing less than 10% individually	60.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2022, 21.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 14.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Chapman University:
1.56%, 4/1/27	$4,995	$ 4,474,317
1.867%, 4/1/29	5,160	4,631,970
Grand Canyon University, 4.125%, 10/1/24	20,000	19,800,000
		$ 28,906,287
Hospital — 0.4%
Tower Health, 4.451%, 2/1/50	$19,490	$ 15,007,300
		$ 15,007,300
Other Revenue — 0.1%
YMCA of Greater New York, 2.303%, 8/1/26	$2,590	$ 2,490,539
		$ 2,490,539
Total Corporate Bonds (identified cost $50,618,377)		$ 46,404,126

Tax-Exempt Municipal Obligations — 96.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$ 10,845,500
Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 7/1/39	10,000	10,920,000
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/44	11,890	13,809,165
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	10,000	11,822,700
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	10,615	12,478,569
Texas Water Development Board, (State Revolving Fund), 4.00%, 8/1/36	3,000	3,307,500
		$ 63,183,434
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$ 3,663,079
		$ 3,663,079
Security	Principal Amount (000's omitted)	Value
Education — 6.7%
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	$600	$ 583,212
Connecticut Health and Educational Facilities Authority, (Trinity College), 4.00%, 6/1/40	1,760	1,881,141
Connecticut Health and Educational Facilities Authority, (Yale University):
5.00%, 7/1/27	5,000	5,747,400
Series 2017B, 5.00%, 7/1/29	7,255	8,660,656
Series T-2, 5.00%, 7/1/29	5,880	7,019,250
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	2,290	2,496,558
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	400	388,392
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(2)	2,245	2,299,015
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/44	3,500	3,700,795
Kentucky Bond Development Corp., (Centre College), 4.00%, 6/1/40	210	225,710
Louisiana Public Facilities Authority, (Loyola University), 4.00%, 10/1/41	650	669,370
Maryland Health and Higher Educational Facilities Authority, (Stevenson University):
4.00%, 6/1/36	400	412,736
4.00%, 6/1/40	500	512,055
4.00%, 6/1/46	1,000	1,012,010
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/47	7,000	7,376,460
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	18,855	21,018,611
Michigan State University, 5.00%, 2/15/31	1,200	1,400,916
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	4,370	4,985,733
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	18,310	21,124,613
New York Dormitory Authority, (New York University), 4.00%, 7/1/46	8,000	8,632,720
New York Dormitory Authority, (Rockefeller University):
5.00%, 7/1/35	2,750	3,243,323
5.00%, 7/1/53	15,000	17,548,200
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 4.00%, 12/1/44	4,815	5,237,564
Purdue University, IN, 5.00%, 7/1/36	1,500	1,794,975
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/46	3,500	3,546,830
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/39	6,000	6,960,540

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
University of California:
5.25%, 5/15/36	$5,720	$ 6,096,433
5.25%, 5/15/37	13,000	13,849,940
5.25%, 5/15/38	7,700	8,198,498
University of Virginia:
5.00%, 4/1/38	13,205	14,981,469
5.00%, 4/1/39	40,970	46,436,627
Waco Education Finance Corp., TX, (Baylor University):
4.00%, 3/1/36	1,000	1,093,130
4.00%, 3/1/46	7,645	8,261,799
		$ 237,396,681
Electric Utilities — 5.1%
Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/38	$6,130	$ 7,150,768
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/45	1,500	1,697,370
New Smyrna Beach Utilities Commission, FL:
4.00%, 10/1/41	435	476,516
4.00%, 10/1/42	300	325,572
New York Power Authority:
4.00%, 11/15/45	17,500	18,600,575
Green Bonds, 4.00%, 11/15/50	2,700	2,856,681
Green Bonds, 4.00%, 11/15/55	1,275	1,343,837
Omaha Public Power District, NE, 5.00%, 2/1/39	10,805	11,666,807
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 0.50%, 8/1/31(3)	11,565	11,565,000
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	6,477,598
Sacramento Municipal Utility District, CA:
5.00%, 8/15/35	1,000	1,184,450
5.00%, 8/15/37	8,800	10,376,872
5.00%, 8/15/38	11,000	12,951,290
San Antonio, TX, Electric and Gas Systems Revenue:
3.00%, 2/1/29	5,000	5,191,500
3.00%, 2/1/30	6,500	6,755,905
4.00%, 2/1/30	2,000	2,220,380
Utility Debt Securitization Authority, NY:
5.00%, 12/15/30(4)	22,500	23,679,675
5.00%, 12/15/31(4)	27,500	28,941,825
5.00%, 12/15/33	10,000	11,036,500
5.00%, 12/15/40	13,260	15,032,729
		$ 179,531,850
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 3.2%
Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	$2,340	$ 2,766,348
Desert Community College District, CA, Prerefunded to 2/1/26, 5.00%, 8/1/37	5,350	5,940,800
Detroit, MI, Sewage Disposal System, Prerefunded to 7/1/22, 5.25%, 7/1/39	22,500	22,732,425
Michigan Finance Authority, (Detroit Water and Sewerage Department), Prerefunded to 7/1/22, 5.00%, 7/1/44	8,090	8,168,716
New Jersey Turnpike Authority, Prerefunded to 7/1/24, 5.00%, 1/1/31	10,000	10,683,800
Oxnard Union High School District, CA, (Election of 2018), Prerefunded to 8/1/26, 5.00%, 8/1/43	3,750	4,212,263
Rutgers State University, NJ, Prerefunded to 5/1/23, 5.00%, 5/1/43(4)	37,000	38,334,960
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	9,930,010
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, Prerefunded to 9/1/22, 5.00%, 9/1/32	10,000	10,157,100
University of California, Prerefunded to 5/15/24, 5.25%, 5/15/36	1,360	1,453,962
		$ 114,380,384
General Obligations — 21.2%
Antelope Valley Community College District, CA, (Election of 2016), 4.00%, 8/1/45	$2,500	$ 2,693,125
Arlington Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	1,250	1,391,338
Belmont, MA, 4.00%, 3/15/32	3,030	3,330,455
Boston, MA:
5.00%, 11/1/23(5)	4,225	4,440,475
5.00%, 11/1/24(5)	5,000	5,396,850
5.00%, 11/1/25(5)	22,520	24,923,334
5.00%, 11/1/26(5)	23,645	26,790,258
Brisbane School District, CA, (Election of 2020), 4.00%, 8/1/47	3,745	3,966,741
Cabrillo Unified School District, CA, (Election of 2018), 5.00%, 8/1/50	10,355	11,943,871
California:
0.94%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(6)	15,000	15,019,500
5.00%, 9/1/34	9,875	10,828,332
5.00%, 4/1/42	5,000	5,626,000
Centennial School District No. 28Jt, OR, 5.00%, 6/15/50	10,000	11,614,900
Charleston County, SC, 3.00%, 11/1/33	2,000	2,076,140

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago Board of Education, IL:
5.00%, 12/1/22	$400	$ 408,248
5.00%, 12/1/30	1,435	1,590,310
5.00%, 12/1/42	2,770	2,814,846
5.00%, 12/1/44	15,110	16,102,123
Chicago, IL:
5.00%, 1/1/39	2,100	2,274,237
5.00%, 1/1/40	1,500	1,622,325
Clackamas Community College District, OR:
5.00%, 6/15/38	760	857,592
5.00%, 6/15/39	1,000	1,126,850
5.00%, 6/15/40	1,250	1,407,250
Collin County Community College District, TX, 4.00%, 8/15/37	1,000	1,093,130
Connecticut:
4.00%, 1/15/37	10,000	10,680,600
4.00%, 1/15/38	5,000	5,328,889
Social Bonds, 4.00%, 1/15/38	10,000	10,777,000
District of Columbia:
4.00%, 2/1/40	4,250	4,636,878
5.00%, 2/1/30	1,940	2,321,695
5.00%, 10/15/30	4,000	4,714,800
Florida, (Department of Transportation), 5.00%, 7/1/29(5)	5,000	5,949,900
Garden City Public Schools, MI:
4.00%, 5/1/43	1,560	1,701,071
5.00%, 5/1/35	1,060	1,254,849
5.00%, 5/1/46	3,505	4,116,132
Hall County School District, GA, 4.00%, 2/1/38	1,500	1,643,070
Hawaii, 5.00%, 1/1/34	13,700	15,637,043
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	4,738,435
Hennepin County, MN, (SPA: TD Bank, N.A.), 0.50%, 12/1/38(3)	44,000	44,000,000
Hermiston School District No. 8R, OR:
0.00%, 6/15/42	6,475	3,363,892
0.00%, 6/15/45	4,595	2,115,446
Hillsboro School District No. 1J, OR, 4.00%, 6/15/40	2,500	2,753,550
Howard County, MD:
4.00%, 8/15/35	2,065	2,284,613
4.00%, 8/15/36	6,610	7,305,703
4.00%, 8/15/37	5,000	5,502,600
4.00%, 8/15/38	1,245	1,363,101
Hudsonville Public Schools, MI:
4.00%, 5/1/37	1,500	1,651,845
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hudsonville Public Schools, MI: (continued)
4.00%, 5/1/39	$1,060	$ 1,163,763
4.00%, 5/1/44	1,975	2,149,847
Illinois:
5.00%, 2/1/24	10,705	11,226,119
5.00%, 11/1/24	11,295	12,026,690
5.00%, 2/1/27	18,500	19,491,785
5.00%, 2/1/29	15,000	16,401,150
5.00%, 5/1/39	10,000	10,533,400
5.25%, 7/1/30	6,150	6,433,269
5.50%, 5/1/39	870	984,031
5.75%, 5/1/45	890	1,012,989
Jackson County Reorganized School District No. 7, MO, 4.00%, 3/1/39	1,945	2,112,873
Kane, Cook and DuPage Counties School District No. 46, IL:
5.00%, 1/1/29	1,920	2,016,096
5.00%, 1/1/30	4,105	4,309,757
Lake Washington School District No. 414, WA, 4.00%, 12/1/28	10,000	11,129,200
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/40(5)	5,000	5,526,700
Massachusetts:
5.00%, 7/1/35	10,000	10,905,000
5.00%, 3/1/37	10,900	11,521,300
New Jersey:
5.00%, 6/1/26	4,670	5,163,059
5.00%, 6/1/27	4,000	4,496,240
New York, NY:
4.00%, 8/1/38	3,590	3,821,052
4.00%, 8/1/42(4)	28,000	29,691,760
5.00%, 8/1/26(5)	7,000	7,824,880
Novi Community School District, MI:
5.00%, 5/1/41	1,100	1,306,481
5.00%, 5/1/42	1,700	2,015,537
5.00%, 5/1/43	1,150	1,360,531
Ocean City, NJ, 2.25%, 9/15/32	1,760	1,645,565
Oklahoma City, OK:
4.00%, 3/1/26(5)	5,665	6,088,912
4.00%, 3/1/27(5)	5,490	5,987,778
Palo Alto Unified School District, CA, (Election of 2018), 5.00%, 8/1/25(5)	13,945	15,345,915
Park City, UT, 4.00%, 2/1/31	3,490	3,866,780
Piscataway Township, NJ, 2.00%, 10/15/36	1,600	1,326,240
Puerto Rico:
0.00%, 7/1/24	775	707,223

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
0.00%, 7/1/33	$1,938	$ 1,122,047
4.00%, 7/1/33	1,506	1,473,835
4.00%, 7/1/35	1,353	1,310,029
4.00%, 7/1/37	1,162	1,119,089
4.00%, 7/1/41	1,579	1,505,708
4.00%, 7/1/46	1,642	1,552,086
5.25%, 7/1/23	1,682	1,723,077
5.375%, 7/1/25	1,677	1,770,818
5.625%, 7/1/27	1,662	1,816,929
5.625%, 7/1/29	1,635	1,826,393
5.75%, 7/1/31	1,588	1,812,530
Richmond Community Schools, MI:
4.00%, 5/1/36	2,200	2,407,174
4.00%, 5/1/37	2,655	2,893,446
4.00%, 5/1/38	2,665	2,900,399
4.00%, 5/1/39	2,665	2,896,482
Tennessee, 5.00%, 9/1/28	3,000	3,453,240
Texas:
(SPA: State Street Bank and Trust Co.), 0.52%, 12/1/41(3)	12,070	12,070,000
(SPA: State Street Bank and Trust Co.), 0.52%, 6/1/44(3)	9,795	9,795,000
(SPA: State Street Bank and Trust Co.), 0.52%, 6/1/45(3)	57,755	57,755,000
(AMT), 4.50%, 8/1/28	1,585	1,792,033
(AMT), (SPA: State Street Bank and Trust Co.), 0.56%, 6/1/34(3)	5,705	5,705,000
Texas, (Texas Transportation Commission), Prerefunded to 10/1/24, 5.00%, 10/1/44	10,000	10,752,000
Virginia Beach, VA, 4.00%, 7/15/32	2,300	2,572,136
Walled Lake Consolidated School District, MI, 5.00%, 5/1/41	700	818,531
Washington:
5.00%, 2/1/33	13,140	13,818,418
5.00%, 6/1/35	9,785	11,466,161
5.00%, 8/1/35	14,355	16,263,928
5.00%, 6/1/39	2,125	2,506,990
5.00%, 8/1/44	9,235	11,001,563
Washington County, OR, 4.00%, 3/1/30	1,000	1,064,350
Washington Suburban Sanitary District, MD, (SPA: TD Bank, N.A.), 0.55%, 6/1/23(3)	6,800	6,800,000
West Linn-Wilsonville School District No. 3JT, OR, 0.00%, 6/15/41	1,500	745,410
West Sonoma County Union High School District, CA, (Election of 2018):
5.00%, 8/1/46	1,000	1,152,160
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
West Sonoma County Union High School District, CA, (Election of 2018): (continued)
5.00%, 8/1/49	$3,430	$ 3,947,210
Wisconsin, 5.00%, 5/1/38	22,500	24,195,375
		$ 748,575,811
Hospital — 9.4%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 4.00%, 4/1/44	$4,035	$ 4,216,696
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 7/15/32	2,250	2,602,777
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center):
4.00%, 7/1/38	1,000	1,091,300
4.00%, 7/1/45	3,000	3,234,240
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/47	510	522,684
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47(5)	20,000	22,595,600
Bucks County Industrial Development Authority, PA, (Grand View Hospital), 4.00%, 7/1/46	4,000	4,117,440
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	17,530	18,240,666
Prerefunded to 7/1/23, 5.00%, 7/1/37	25,465	26,497,351
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/34	2,455	2,558,208
Decatur Hospital Authority, TX, (Wise Health System), 4.00%, 9/1/35	845	887,698
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 5.00%, 7/1/31	1,000	1,174,340
Douglas County Hospital Authority No. 2, NE, (Children's Hospital Obligated Group):
4.00%, 11/15/36	425	464,266
4.00%, 11/15/41	590	639,796
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 5.00%, 7/15/33	855	999,085
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group), 4.00%, 6/15/35	1,260	1,334,012
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	4,340	4,412,391
Franklin County, OH, (OhioHealth Corp.), 4.00%, 5/15/47	3,710	3,945,622
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/37	2,000	2,147,880
Hamilton County, OH, (UC Health), 5.00%, 9/15/50	8,000	9,116,160

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Idaho Health Facilities Authority, (St. Luke's Health System), 4.00%, 3/1/46	$5,750	$ 5,987,532
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 1.26%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(6)	9,500	9,505,700
Illinois Finance Authority, (Presence Health Network):
5.00%, 2/15/26	7,500	8,291,700
5.00%, 2/15/33	1,500	1,681,170
Kentucky Economic Development Finance Authority, (CommonSpirit Health), 5.00%, 8/1/44	6,000	6,725,460
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	18,000	20,237,580
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/43	2,785	3,163,649
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	3,000	3,406,050
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System), 5.00%, 11/15/23	1,700	1,786,547
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/38	6,750	7,331,310
Missouri Health and Educational Facilities Authority, (Mosaic Health System), 4.00%, 2/15/44	2,200	2,284,392
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	7,959,353
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/38	3,400	3,637,150
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group):
4.00%, 7/1/50	6,830	7,085,988
4.00%, 7/1/53	7,000	7,244,510
North Carolina Medical Care Commission, (Rex Healthcare):
4.00%, 7/1/40	1,400	1,494,346
4.00%, 7/1/49	2,635	2,764,695
Oklahoma Development Finance Authority, (OU Medicine):
5.00%, 8/15/38	1,750	1,868,282
5.25%, 8/15/43	5,200	5,615,220
Oregon Facilities Authority, (PeaceHealth), (LOC: TD Bank, N.A.), 0.35%, 8/1/34(7)	18,320	18,320,000
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,475,514
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/43	1,720	1,966,579
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 4/15/45	3,250	3,410,160
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System):
5.00%, 8/15/23(5)	$500	$ 519,310
5.00%, 8/15/24(5)	550	584,139
5.00%, 8/15/25(5)	500	543,540
5.00%, 8/15/26(5)	600	666,600
Public Finance Authority, WI, (Blue Ridge HealthCare):
5.00%, 1/1/36	470	540,697
5.00%, 1/1/37	500	573,750
Spartanburg Regional Health Services District, Inc., SC:
4.00%, 4/15/36	1,380	1,499,191
5.00%, 4/15/35	1,580	1,876,993
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46	10,500	11,511,780
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 4.00%, 12/1/34	2,685	2,937,041
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	27,672,090
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/38	5,000	5,402,050
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/42	2,250	2,542,342
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	21,895	22,820,502
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 4.00%, 11/15/43	6,115	6,397,085
		$ 331,128,209
Housing — 0.7%
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(2)	$5,525	$ 5,080,238
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/56	1,750	1,906,345
Massachusetts Housing Finance Agency, (Mill Road Apartments), 1.06%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(6)	3,920	3,920,000
New York City Housing Development Corp., NY, 2.60%, 11/1/46	3,000	2,439,630
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,115,235
		$ 23,461,448
Industrial Development Revenue — 2.4%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(2)	$1,000	$ 1,019,620

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
George L. Smith II Georgia World Congress Center Authority, 4.00%, 1/1/54	$4,690	$ 4,600,656
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	230	228,040
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 1.00% to 6/1/22 (Put Date), 5/1/46	10,000	9,994,500
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	13,900	13,453,949
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	4,475	4,589,515
(AMT), 5.00%, 10/1/35	41,585	46,617,617
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	513,551
Warren County, MS, (International Paper Co.), 1.375% to 6/16/25 (Put Date), 5/1/34	4,000	3,851,840
		$ 84,869,288
Insured - Education — 0.4%
University of Wyoming:
(AGM), 4.00%, 6/1/41	$6,645	$ 7,236,804
(AGM), 4.00%, 6/1/51	5,000	5,368,750
		$ 12,605,554
Insured - Electric Utilities — 0.0%(8)
West Memphis, AR, Public Utility System Revenue, (BAM), 3.00%, 12/1/41	$1,750	$ 1,758,785
		$ 1,758,785
Insured - Escrowed/Prerefunded — 1.2%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$37,070	$ 41,263,358
		$ 41,263,358
Insured - General Obligations — 1.2%
Grandville Public Schools, MI:
(AGM), 4.00%, 5/1/35	$785	$ 859,520
(AGM), 4.00%, 5/1/36	1,045	1,141,589
(AGM), 4.00%, 5/1/38	1,000	1,088,160
(AGM), 4.00%, 5/1/39	1,000	1,086,510
(AGM), 4.00%, 5/1/40	650	705,679
Nassau County, NY, (AGM), 5.00%, 4/1/49	10,000	11,454,300
New Haven, CT, (AGM), 5.00%, 8/1/39	3,000	3,456,660
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Oceanside Unified School District, CA, (Election of 2020), (AGM), 4.00%, 8/1/46	$3,990	$ 4,321,569
Santa Rosa Elementary School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/43	1,000	1,077,320
Santa Rosa High School District, CA, (Election of 2014):
(AGM), 5.00%, 8/1/43	3,930	4,330,389
(BAM), 4.00%, 8/1/40	180	194,870
(BAM), 4.00%, 8/1/41	1,000	1,081,280
(BAM), 4.00%, 8/1/42	1,200	1,295,388
(BAM), 4.00%, 8/1/43	1,000	1,077,320
Ukiah Unified School District, CA, (Election of 2020):
(AGM), 5.00%, 8/1/38	1,330	1,545,859
(AGM), 5.00%, 8/1/45	2,000	2,305,120
(AGM), 5.00%, 8/1/49	2,250	2,583,585
Wiggins School District No. RE-50(J), CO, (BAM), 4.00%, 12/1/46	2,500	2,725,150
		$ 42,330,268
Insured - Hospital — 0.0%(8)
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AGM), 4.00%, 7/1/36	$1,700	$ 1,830,016
		$ 1,830,016
Insured - Other Revenue — 1.0%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$ 33,255,937
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGM), 3.00%, 3/1/39	2,680	2,482,752
(AGM), 3.00%, 3/1/40	395	362,420
		$ 36,101,109
Insured - Special Tax Revenue — 0.5%
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	$11,000	$ 13,002,550
(NPFG), 5.50%, 1/1/30	3,080	3,702,745
		$ 16,705,295
Insured - Transportation — 1.4%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$ 6,794,049
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	14,800	16,280,592

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/46	$5,970	$ 6,164,562
Green Bonds, (AGM), 4.00%, 11/15/48(4)	8,900	9,181,952
Green Bonds, (AGM), 5.00%, 11/15/41	3,500	3,945,515
Philadelphia, PA, Airport Revenue, (AGM), (AMT), 4.00%, 7/1/46	6,050	6,213,290
		$ 48,579,960
Insured - Water and Sewer — 0.0%(8)
West Harris County Regional Water Authority, TX, (BAM), 4.00%, 12/15/39	$1,300	$ 1,440,322
		$ 1,440,322
Lease Revenue/Certificates of Participation — 1.1%
Hillsborough County, FL, 4.00%, 8/1/31	$4,760	$ 5,316,968
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	1,530	1,603,210
New Jersey Economic Development Authority, (Juvenile Justice Commission Facilities), 5.00%, 6/15/47	3,605	3,910,307
New Jersey Economic Development Authority, (School Facilities Construction):
4.00%, 6/15/37	1,800	1,872,162
5.00%, 6/15/34	8,460	9,420,802
5.00%, 6/15/35	13,300	14,768,985
5.00%, 6/15/39	2,165	2,411,832
		$ 39,304,266
Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$4,100	$ 4,123,903
		$ 4,123,903
Other Revenue — 2.4%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$10,300	$ 10,726,317
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(9)	250	45,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	750	811,110
DuPage County, IL, (The Morton Arboretum), Green Bonds, 3.00%, 5/15/47	5,085	4,531,040
Houston, TX, Hotel Occupancy Tax and Special Revenue:
3.00%, 9/1/32	500	499,850
3.00%, 9/1/33	315	313,601
4.00%, 9/1/29	435	476,386
4.00%, 9/1/30	445	489,558
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Houston, TX, Hotel Occupancy Tax and Special Revenue: (continued)
4.00%, 9/1/31	$425	$ 469,162
Kalispel Tribe of Indians, WA:
Series A, 5.25%, 1/1/38(2)	1,865	2,072,929
Series B, 5.25%, 1/1/38(2)	1,000	1,111,490
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), 4.00%, 12/15/47	10,440	10,428,934
Minnesota Municipal Gas Agency, 1.188%, (67% of SOFR + 1.00%), 12/1/52(6)	10,000	9,972,700
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	22,350	24,289,309
New York Liberty Development Corp., (One World Trade Center), 4.00%, 2/15/43	3,000	3,145,650
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	13,960	15,321,100
		$ 84,704,136
Senior Living/Life Care — 1.9%
California Public Finance Authority, (Enso Village):
Green Bonds, 2.125%, 11/15/27(2)	$1,155	$ 1,122,360
Green Bonds, 2.375%, 11/15/28(2)	970	941,812
Green Bonds, 5.00%, 11/15/46(2)	540	564,289
Green Bonds, 5.00%, 11/15/56(2)	360	373,050
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	261,340
5.375%, 11/15/55	300	314,697
Florida Development Finance Corp., (Mayflower Retirement Community):
4.00%, 6/1/27(2)	1,270	1,335,811
4.00%, 6/1/28(2)	1,325	1,392,098
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.00%, 5/15/28	2,355	2,425,768
5.00%, 5/15/48	9,000	9,248,580
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,000	968,300
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/36	2,235	2,183,930
4.00%, 12/1/41	3,860	3,677,615
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	8,282,480
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/28	1,280	1,318,464
4.00%, 5/15/29	1,440	1,480,378

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	$6,040	$ 5,727,068
Public Finance Authority, WI, (Searstone CCRC), 3.00%, 6/1/28	17,410	16,439,915
Rockville, MD, (Ingleside at King Farm):
5.00%, 11/1/31	1,010	1,060,500
5.00%, 11/1/32	525	549,917
St. Johns County Industrial Development Authority, FL, (Vicar's Landing), 4.00%, 12/15/41	750	721,230
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	730	803,606
6.75%, 11/15/51	3,250	3,565,380
6.875%, 11/15/55	200	220,200
Wisconsin Health and Educational Facilities Authority, (Saint John's Communities, Inc.):
4.00%, 9/15/41(5)	765	709,101
4.00%, 9/15/45(5)	650	587,294
5.00%, 9/15/37	495	503,182
Prerefunded to 9/15/23, 5.00%, 9/15/40	750	784,245
		$ 67,562,610
Special Tax Revenue — 6.4%
Connecticut, Special Tax Revenue, 4.00%, 5/1/39	$2,650	$ 2,825,907
District of Columbia, Income Tax Revenue:
4.00%, 5/1/45	6,500	6,993,675
5.00%, 3/1/39	5,060	5,964,323
Harris County Metropolitan Transit Authority, TX, Sales and Use Tax Revenue, 5.00%, 11/1/38	7,950	9,389,665
Illinois Sports Facilities Authority:
5.00%, 6/15/29	2,250	2,481,525
5.00%, 6/15/30	2,400	2,626,800
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	1,285	1,282,469
Michigan Trunk Line Fund, 4.00%, 11/15/45	17,000	18,179,803
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(9)	230	0
5.35%, 5/1/38(9)	80	0
5.75%, 5/1/38	340	342,927
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/38	5,000	5,267,150
5.00%, 8/1/35	10,485	11,795,415
5.00%, 5/1/36	4,050	4,605,741
5.00%, 5/1/39	9,240	10,278,761
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue: (continued)
5.00%, 11/1/39	$10,000	$ 11,300,500
2015 Series B, 5.00%, 8/1/39	4,585	4,883,438
2018 Series A, 5.00%, 8/1/39	11,845	13,225,179
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/42	6,000	6,378,720
5.00%, 2/15/45	9,995	10,661,067
5.00%, 2/15/48	7,890	8,979,293
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/36	7,840	8,689,464
5.00%, 3/15/40	10,000	11,161,100
(AMT), 5.00%, 3/15/27	1,620	1,830,649
(AMT), 5.00%, 3/15/28	1,705	1,966,734
(AMT), 5.00%, 3/15/29	1,790	2,082,110
(AMT), 5.00%, 3/15/31	970	1,121,165
(AMT), 5.00%, 3/15/32	2,070	2,388,159
New York State Urban Development Corp., Personal Income Tax Revenue:
5.00%, 3/15/35	12,000	13,070,280
5.00%, 3/15/41	10,000	11,191,700
Puerto Rico Sales Tax Financing Corp.:
4.329%, 7/1/40	5,536	5,740,666
4.784%, 7/1/58	2,219	2,338,427
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue:
4.00%, 7/1/37	3,075	3,310,729
4.00%, 7/1/38	7,495	8,054,277
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	440	400,497
Series A2, 5.80%, 5/1/35	310	229,887
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	918,988
Texas Transportation Commission, Prerefunded to 4/1/24, 5.00%, 4/1/33(4)	10,000	10,602,300
Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue:
4.00%, 10/1/37	1,000	1,094,750
4.00%, 10/1/39	1,000	1,090,490
		$ 224,744,730
Student Loan — 0.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	$2,720	$ 2,765,125
		$ 2,765,125

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 24.3%
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/34	$3,480	$ 3,649,163
(AMT), 4.00%, 7/1/36	5,000	5,230,200
(AMT), 4.00%, 7/1/39	1,000	1,052,440
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/35	2,625	2,954,962
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	10,369,800
Chicago, IL, (Midway International Airport):
5.00%, 1/1/33	3,830	3,996,873
(AMT), 5.00%, 1/1/34	5,250	5,465,932
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/36	7,000	7,379,680
5.00%, 1/1/32	15,160	17,413,079
5.00%, 1/1/36	6,000	6,518,340
(AMT), 5.00%, 1/1/23	1,125	1,150,268
(AMT), 5.00%, 1/1/25	16,100	16,460,479
(AMT), 5.00%, 1/1/33	7,300	7,744,132
(AMT), 5.00%, 1/1/39	4,000	4,408,960
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/31	10,395	10,892,297
(AMT), 5.25%, 11/1/30	11,015	11,496,576
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 12/1/35	11,350	12,665,578
(AMT), 5.00%, 12/1/37	10,000	11,146,400
Florida Department of Transportation, 5.00%, 7/1/27(5)	10,000	11,423,400
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(2)	15,685	16,571,359
Harris County, TX, Toll Road Revenue, 4.00%, 8/15/45	2,500	2,695,850
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/41	2,935	3,126,450
(AMT), 5.00%, 7/1/48	10,000	10,931,000
Houston, TX, Airport System Revenue:
(AMT), 4.00%, 7/1/35	1,500	1,572,240
(AMT), 4.00%, 7/1/36	2,000	2,094,360
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/37	6,385	7,095,587
(AMT), 5.00%, 3/1/46	17,130	18,768,313
Kansas Department of Transportation, 5.00%, 9/1/30	20,000	21,364,400
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/40	6,000	6,433,080
(AMT), 5.00%, 5/15/41	9,000	9,769,140
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Louisiana Offshore Terminal Authority, (LOOP, LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	$2,000	$ 2,000,980
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/24	1,500	1,601,400
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,175,675
Massachusetts Port Authority:
5.00%, 7/1/32	3,800	4,434,106
(AMT), 5.00%, 7/1/26	10,105	11,130,253
(AMT), 5.00%, 7/1/31	2,965	3,371,917
(AMT), 5.00%, 7/1/33	3,855	4,365,903
Memphis-Shelby County Airport Authority, TN:
(AMT), 5.00%, 7/1/35	3,440	3,812,999
(AMT), 5.00%, 7/1/36	3,200	3,544,416
(AMT), 5.00%, 7/1/45	3,000	3,376,170
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/38	715	754,683
(AMT), 4.00%, 10/1/41	580	609,180
(AMT), 5.00%, 10/1/28	4,500	4,782,915
(AMT), 5.00%, 10/1/32	10,000	11,026,600
(AMT), 5.00%, 10/1/35	11,900	12,824,630
(AMT), 5.00%, 10/1/42	2,000	2,232,020
Miami-Dade County, FL, Aviation Revenue:
(AMT), 5.00%, 10/1/33	23,250	24,509,685
(AMT), 5.00%, 10/1/36	9,125	9,605,796
(AMT), 5.00%, 10/1/38	1,730	1,914,037
(AMT), 5.00%, 10/1/40	25,230	27,571,092
(AMT), 5.00%, 10/1/41	2,320	2,557,870
Middlesex County Improvement Authority, NJ, (New Brunswick Parking Deck), 4.00%, 9/1/46	4,000	4,369,360
Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.00%, 1/1/32	3,710	4,187,848
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/44	8,250	8,435,295
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/36	6,635	6,896,485
4.00%, 6/15/38	8,000	8,289,040
4.00%, 6/15/40	3,335	3,434,049
4.00%, 6/15/45	18,500	18,845,395
5.00%, 6/15/45	7,165	7,917,827
5.00%, 6/15/50	6,040	6,646,718
New Jersey Transportation Trust Fund Authority, (Transportation System):
4.00%, 6/15/39(5)	3,000	3,098,790
4.00%, 6/15/40(5)	3,000	3,087,780

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation System): (continued)
4.00%, 6/15/42(5)	$2,750	$ 2,810,308
New Jersey Turnpike Authority:
Series 2015E, 5.00%, 1/1/31	2,680	2,875,399
Series 2017B, 5.00%, 1/1/31	3,560	4,053,879
New York Thruway Authority:
4.00%, 1/1/39	18,590	19,777,901
4.00%, 1/1/44	10,000	10,461,300
5.00%, 1/1/36	12,200	13,916,662
5.00%, 1/1/40	17,155	19,398,874
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,705	1,784,129
(AMT), 5.00%, 7/1/46	14,325	15,019,619
(AMT), 5.25%, 1/1/50	1,180	1,234,929
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
5.00%, 12/1/26	1,000	1,092,860
(AMT), 5.00%, 12/1/25	1,100	1,173,238
(AMT), 5.00%, 12/1/30	1,710	1,914,379
(AMT), 5.00%, 12/1/34	2,150	2,406,431
North Texas Tollway Authority:
4.00%, 1/1/40	2,000	2,142,080
5.00%, 1/1/29	5,000	5,480,450
Pennsylvania Turnpike Commission:
4.00%, 12/1/51	9,000	9,456,480
5.00%, 12/1/45	4,165	4,780,004
(LOC: TD Bank, N.A.), 0.50%, 12/1/38(3)	9,000	9,000,000
(LOC: TD Bank, N.A.), 0.50%, 12/1/39(3)	32,000	32,000,000
Philadelphia, PA, Airport Revenue:
(AMT), 5.00%, 7/1/23	4,460	4,611,729
(AMT), 5.00%, 7/1/51	5,000	5,596,100
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 4.00%, 7/1/44	3,900	4,018,872
Port Authority of New York and New Jersey:
4.00%, 11/1/41	6,600	7,078,302
5.00%, 9/1/38	6,130	7,046,987
(AMT), 3.00%, 10/1/27	4,050	4,135,981
(AMT), 4.00%, 9/1/34	8,310	8,589,465
(AMT), 5.00%, 9/15/31	15,000	16,857,000
(AMT), 5.00%, 10/1/35	5,000	5,539,700
(AMT), 5.00%, 4/1/36	10,230	11,288,396
(AMT), 5.00%, 10/15/41	2,500	2,859,150
Port Freeport, TX, (AMT), 4.00%, 6/1/46	1,000	1,028,360
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/44	$5,000	$ 5,553,900
(AMT), 5.00%, 7/1/52	10,000	11,385,000
Port of Seattle, WA:
(AMT), 5.00%, 4/1/44	5,000	5,603,450
(AMT), 5.00%, 8/1/46	21,250	24,050,537
Raleigh-Durham Airport Authority, NC, Series 2020A, (AMT), 5.00%, 5/1/36	1,000	1,141,900
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/46	9,000	10,307,970
(AMT), 5.00%, 7/1/38	7,165	7,930,222
(AMT), 5.00%, 7/1/46	10,000	11,257,000
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/41	25,630	27,749,601
(AMT), 5.00%, 5/1/44	8,535	8,909,174
(AMT), 5.00%, 5/1/46	5,000	5,376,250
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	2,230	2,312,354
4.00%, 12/31/38	5,390	5,580,914
4.00%, 12/31/39	2,140	2,215,521
5.00%, 12/31/35	2,885	3,235,787
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	12,635	13,887,887
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/48	6,940	7,049,305
		$ 857,226,988
Water and Sewer — 3.8%
Boston Water and Sewer Commission, MA, 5.00%, 11/1/26	$2,970	$ 3,281,107
Charleston, SC, Waterworks and Sewer System Revenue, 4.00%, 1/1/30	6,000	6,751,440
Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/36	2,000	2,215,860
East Bay Municipal Utility District, CA, Water System Revenue:
5.00%, 6/1/35	2,905	3,312,281
5.00%, 6/1/37	7,280	7,916,199
Green Bonds, 5.00%, 6/1/37	4,200	4,922,694
Fulton County, GA, Water and Sewerage Revenue, 4.00%, 1/1/34	1,750	1,920,450
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/45	1,245	1,445,072

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Metropolitan Water District of Southern California:
0.65%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(6)	$3,335	$ 3,326,029
5.00%, 7/1/38	4,570	5,313,493
Michigan Finance Authority, (Detroit Water and Sewerage Department):
5.00%, 7/1/33	8,095	8,567,829
5.00%, 7/1/44	5	5,041
Missoula, MT, Water System Revenue, 5.00%, 7/1/35	1,135	1,308,167
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
(SPA: Barclays Bank PLC), 0.55%, 6/15/41(3)	35,000	35,000,000
Series 2018 CC-1, 5.00%, 6/15/48	12,960	14,543,323
Series 2018 EE, 5.00%, 6/15/35	3,955	4,339,782
Series 2022 CC, 5.00%, 6/15/35	2,000	2,404,100
Phoenix Civic Improvement Corp., AZ, Water System Revenue, 4.00%, 7/1/42	2,000	2,209,260
Seattle, WA, Drainage and Wastewater System Revenue, 5.00%, 9/1/30	11,320	13,680,107
Tarrant Regional Water District, TX, Prerefunded to 3/1/24, 5.00%, 3/1/30	10,000	10,575,800
Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/36	695	776,155
		$ 133,814,189
Total Tax-Exempt Municipal Obligations (identified cost $3,400,963,419)		$3,403,050,798

Taxable Municipal Obligations — 4.8%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$5,934	$ 1,483,490
		$ 1,483,490
Education — 0.1%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
2.65%, 4/1/30	$1,100	$ 1,002,518
3.15%, 4/1/37	1,750	1,570,905
		$ 2,573,423
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.6%
Chicago, IL, 7.75%, 1/1/42	$4,050	$ 4,455,324
Detroit, MI, 2.96%, 4/1/27	1,000	938,810
Douglas County School District No. 17, NE, 2.192%, 6/15/35	775	719,440
Lakeside School District No. 9, AR:
1.55%, 4/1/35	925	811,761
1.65%, 4/1/36	1,365	1,192,450
1.80%, 4/1/37	1,415	1,238,748
1.85%, 4/1/38	610	529,895
1.90%, 4/1/39	1,605	1,381,552
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.302%, 8/1/36	1,405	1,237,496
Marin Community College District, CA, 2.01%, 8/1/33	1,140	1,041,037
Mattawan Consolidated School, MI, 2.096%, 5/1/33	1,120	1,040,749
Naugatuck, CT:
2.79%, 9/15/38	800	743,480
2.94%, 9/15/41	1,700	1,572,245
Puerto Rico, GO CVIs, 0.00%, 11/1/43	7,511	4,046,283
Tustin Unified School District, CA, 2.254%, 8/1/36	1,155	984,857
		$ 21,934,127
Hospital — 1.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$ 36,769,430
		$ 36,769,430
Insured - General Obligations — 0.0%(8)
Westland Tax Increment Finance Authority, MI:
(AGM), 2.31%, 4/1/33	$1,165	$ 1,042,815
(AGM), 2.41%, 4/1/34	195	173,961
		$ 1,216,776
Insured - Special Tax Revenue — 0.1%
Bexar County, TX, Venue Project Revenue, (AGM), 2.534%, 8/15/34	$2,805	$ 2,548,931
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.557%, 9/1/33	1,055	961,538
		$ 3,510,469
Insured - Transportation — 1.4%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/26	$22,500	$ 19,472,400
(AMBAC), 0.00%, 10/1/27	34,390	28,569,492
		$ 48,041,892

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
Golden State Tobacco Securitization Corp., CA, 1.60%, 6/1/26	$4,250	$ 3,981,103
		$ 3,981,103
Other Revenue — 0.8%
Golden State Tobacco Securitization Corp., CA, 3.714%, 6/1/41	$28,000	$ 25,050,200
Santa Cruz County, CA, Pension Obligation Bonds, 2.291%, 6/1/33	3,000	2,752,350
		$ 27,802,550
Senior Living/Life Care — 0.0%(8)
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.45%, 11/15/23	$1,250	$ 1,237,188
		$ 1,237,188
Special Tax Revenue — 0.1%
Illinois, Sales Tax Revenue, 1.999%, 6/15/28	$3,000	$ 2,736,660
		$ 2,736,660
Student Loan — 0.1%
Massachusetts Educational Financing Authority, 2.305%, 7/1/29	$2,200	$ 2,025,232
		$ 2,025,232
Transportation — 0.4%
Central Texas Regional Mobility Authority, 2.174%, 1/1/29	$1,260	$ 1,162,010
Virginia Small Business Financing Authority, (I-495 HOT Lanes), 2.00%, 12/31/23	13,250	13,259,540
		$ 14,421,550
Total Taxable Municipal Obligations (identified cost $169,032,539)		$ 167,733,890
Total Investments — 102.5% (identified cost $3,620,614,335)		$3,617,188,814
Other Assets, Less Liabilities — (2.5)%		$ (88,517,300)
Net Assets — 100.0%		$3,528,671,514

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $34,980,833 or 1.0% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2022.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(5)	When-issued/delayed delivery security.
(6)	Floating rate security. The stated interest rate represents the rate in effect at March 31, 2022.
(7)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2022.
(8)	Amount is less than 0.05%.
(9)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.
At March 31, 2022, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	19.8%
California	11.9%
Texas	10.7%
Others, representing less than 10% individually	58.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2022, 7.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 3.6% of total investments.

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(925)	Short	6/21/22	$(138,807,813)	$ 3,683,808
					$3,683,808
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Statements of Assets and Liabilities (Unaudited)

	March 31, 2022
	AMT-Free Fund	National Fund
Assets
Investments:
Identified cost	$ 324,960,487	$ 3,620,614,335
Unrealized appreciation (depreciation)	3,299,188	(3,425,521)
Investments, at value	$328,259,675	$3,617,188,814
Cash	$ 3,780,904	$ 115,786,892
Deposits for derivatives collateral — futures contracts	—	3,237,550
Interest receivable	3,855,751	37,473,812
Receivable for investments sold	1,783,804	40,064,348
Receivable for Fund shares sold	324,174	7,982,208
Total assets	$338,004,308	$3,821,733,624
Liabilities
Payable for floating rate notes issued	$ 18,691,319	$ 104,190,442
Payable for investments purchased	—	8,712,477
Payable for when-issued/delayed delivery securities	12,417,482	156,030,472
Payable for Fund shares redeemed	790,542	20,183,995
Payable for variation margin on open futures contracts	—	578,092
Distributions payable	98,650	1,194,250
Payable to affiliates:
Investment adviser fee	106,072	916,535
Distribution and service fees	36,709	365,894
Interest expense and fees payable	43,559	239,419
Accrued expenses	99,080	650,534
Total liabilities	$ 32,283,413	$ 293,062,110
Net Assets	$305,720,895	$3,528,671,514
Sources of Net Assets
Paid-in capital	$ 331,010,704	$ 3,731,688,520
Accumulated loss	(25,289,809)	(203,017,006)
Net Assets	$305,720,895	$3,528,671,514
Class A Shares
Net Assets	$ 139,671,724	$ 1,372,164,219
Shares Outstanding	16,224,470	142,650,794
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.61	$ 9.62
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 9.04	$ 10.10
Class C Shares
Net Assets	$ 7,492,783	$ 75,917,689
Shares Outstanding	875,352	7,893,231
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.56	$ 9.62

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2022
	AMT-Free Fund	National Fund
Class I Shares
Net Assets	$158,556,388	$2,080,589,606
Shares Outstanding	16,864,597	216,317,494
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.40	$ 9.62
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2022
	AMT-Free Fund	National Fund
Investment Income
Interest income	$ 5,433,617	$ 47,170,690
Total investment income	$ 5,433,617	$ 47,170,690
Expenses
Investment adviser fee	$ 669,426	$ 5,611,321
Distribution and service fees:
Class A	190,090	1,866,382
Class C	42,272	437,684
Trustees’ fees and expenses	8,950	54,250
Custodian fee	40,782	338,470
Transfer and dividend disbursing agent fees	51,260	694,393
Legal and accounting services	32,794	90,722
Printing and postage	3,886	60,055
Registration fees	39,476	80,299
Interest expense and fees	67,650	358,852
Miscellaneous	27,392	119,007
Total expenses	$ 1,173,978	$ 9,711,435
Net investment income	$ 4,259,639	$ 37,459,255
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (2,798,110)	$ (64,509,457)
Futures contracts	—	8,845,583
Net realized loss	$ (2,798,110)	$ (55,663,874)
Change in unrealized appreciation (depreciation):
Investments	$ (22,065,254)	$ (199,152,560)
Futures contracts	—	(339,648)
Net change in unrealized appreciation (depreciation)	$(22,065,254)	$(199,492,208)
Net realized and unrealized loss	$(24,863,364)	$(255,156,082)
Net decrease in net assets from operations	$(20,603,725)	$(217,696,827)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Statements of Changes in Net Assets

	Six Months Ended March 31, 2022 (Unaudited)
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,259,639	$ 37,459,255
Net realized loss	(2,798,110)	(55,663,874)
Net change in unrealized appreciation (depreciation)	(22,065,254)	(199,492,208)
Net decrease in net assets from operations	$ (20,603,725)	$ (217,696,827)
Distributions to shareholders:
Class A	$ (1,840,846)	$ (16,004,854)
Class C	(70,506)	(608,441)
Class I	(2,372,750)	(27,543,260)
Total distributions to shareholders	$ (4,284,102)	$ (44,156,555)
Transactions in shares of beneficial interest:
Class A	$ (7,090,432)	$ (85,708,351)
Class C	(915,998)	(13,167,404)
Class I	(12,383,746)	(111,045,305)
Net decrease in net assets from Fund share transactions	$ (20,390,176)	$ (209,921,060)
Net decrease in net assets	$ (45,278,003)	$ (471,774,442)
Net Assets
At beginning of period	$ 350,998,898	$ 4,000,445,956
At end of period	$305,720,895	$3,528,671,514

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2021
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,214,288	$ 85,910,593
Net realized gain	1,787,813	23,602,415
Net change in unrealized appreciation (depreciation)	(339,343)	2,780,570
Net increase in net assets from operations	$ 10,662,758	$ 112,293,578
Distributions to shareholders:
Class A	$ (4,300,571)	$ (36,519,653)
Class C	(208,934)	(1,594,901)
Class I	(5,185,414)	(51,964,079)
Total distributions to shareholders	$ (9,694,919)	$ (90,078,633)
Transactions in shares of beneficial interest:
Class A	$ (1,156,043)	$ (74,309,751)
Class C	(6,154,882)	(37,545,612)
Class I	15,406,188	541,213,178
Net increase in net assets from Fund share transactions	$ 8,095,263	$ 429,357,815
Net increase in net assets	$ 9,063,102	$ 451,572,760
Net Assets
At beginning of year	$ 341,935,796	$ 3,548,873,196
At end of year	$350,998,898	$4,000,445,956

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights

	AMT-Free Fund — Class A
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.290	$ 9.250	$ 9.250	$ 8.870	$ 9.130	$ 9.430
Income (Loss) From Operations
Net investment income(1)	$ 0.110	$ 0.236	$ 0.274	$ 0.317	$ 0.336	$ 0.351
Net realized and unrealized gain (loss)	(0.680)	0.053	0.011 (2)	0.381	(0.262)	(0.298)
Total income (loss) from operations	$ (0.570)	$ 0.289	$ 0.285	$ 0.698	$ 0.074	$ 0.053
Less Distributions
From net investment income	$ (0.110)	$ (0.249)	$ (0.285)	$ (0.318)	$ (0.334)	$ (0.353)
Total distributions	$ (0.110)	$ (0.249)	$ (0.285)	$ (0.318)	$ (0.334)	$ (0.353)
Net asset value — End of period	$ 8.610	$ 9.290	$ 9.250	$ 9.250	$ 8.870	$ 9.130
Total Return(3)	(6.19)% (4)	3.14%	3.12%	8.02%	0.83%	0.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$139,672	$157,981	$158,729	$150,853	$139,623	$155,589
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77% (5)	0.76%	0.78%	0.81%	0.81%	0.82%
Interest and fee expense(6)	0.04% (5)	0.04%	0.14%	0.23%	0.24%	0.16%
Total expenses	0.81% (5)	0.80%	0.92%	1.04%	1.05%	0.98%
Net investment income	2.41% (5)	2.53%	2.97%	3.51%	3.74%	3.86%
Portfolio Turnover	22% (4)	32%	58%	33%	18%	33%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	AMT-Free Fund — Class C
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.240	$ 9.200	$ 9.200	$ 8.820	$ 9.080	$ 9.380
Income (Loss) From Operations
Net investment income(1)	$ 0.075	$ 0.167	$ 0.204	$ 0.249	$ 0.267	$ 0.281
Net realized and unrealized gain (loss)	(0.679)	0.051	0.011 (2)	0.380	(0.262)	(0.298)
Total income (loss) from operations	$(0.604)	$ 0.218	$ 0.215	$ 0.629	$ 0.005	$ (0.017)
Less Distributions
From net investment income	$ (0.076)	$ (0.178)	$ (0.215)	$ (0.249)	$ (0.265)	$ (0.283)
Total distributions	$(0.076)	$(0.178)	$ (0.215)	$ (0.249)	$ (0.265)	$ (0.283)
Net asset value — End of period	$ 8.560	$ 9.240	$ 9.200	$ 9.200	$ 8.820	$ 9.080
Total Return(3)	(6.58)% (4)	2.38%	2.36%	7.24%	0.06%	(0.12)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 7,493	$ 9,017	$15,094	$19,715	$32,545	$39,099
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52% (5)	1.51%	1.53%	1.56%	1.56%	1.57%
Interest and fee expense(6)	0.04% (5)	0.04%	0.14%	0.23%	0.24%	0.16%
Total expenses	1.56% (5)	1.55%	1.67%	1.79%	1.80%	1.73%
Net investment income	1.66% (5)	1.80%	2.23%	2.78%	2.99%	3.11%
Portfolio Turnover	22% (4)	32%	58%	33%	18%	33%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	AMT-Free Fund — Class I
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.150	$ 10.110	$ 10.100	$ 9.680	$ 9.970	$ 10.300
Income (Loss) From Operations
Net investment income(1)	$ 0.132	$ 0.283	$ 0.323	$ 0.370	$ 0.391	$ 0.407
Net realized and unrealized gain (loss)	(0.749)	0.055	0.023 (2)	0.422	(0.292)	(0.327)
Total income (loss) from operations	$ (0.617)	$ 0.338	$ 0.346	$ 0.792	$ 0.099	$ 0.080
Less Distributions
From net investment income	$ (0.133)	$ (0.298)	$ (0.336)	$ (0.372)	$ (0.389)	$ (0.410)
Total distributions	$ (0.133)	$ (0.298)	$ (0.336)	$ (0.372)	$ (0.389)	$ (0.410)
Net asset value — End of period	$ 9.400	$ 10.150	$ 10.110	$ 10.100	$ 9.680	$ 9.970
Total Return(3)	(6.14)% (4)	3.36%	3.48%	8.34%	1.02%	0.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$158,556	$184,002	$168,113	$145,788	$132,313	$154,177
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.52% (5)	0.51%	0.53%	0.56%	0.56%	0.57%
Interest and fee expense(6)	0.04% (5)	0.04%	0.14%	0.23%	0.24%	0.16%
Total expenses	0.56% (5)	0.55%	0.67%	0.79%	0.80%	0.73%
Net investment income	2.66% (5)	2.77%	3.21%	3.76%	3.98%	4.09%
Portfolio Turnover	22% (4)	32%	58%	33%	18%	33%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	National Fund — Class A
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930	$ 10.170
Income (Loss) From Operations
Net investment income(1)	$ 0.091	$ 0.223	$ 0.265	$ 0.322	$ 0.350	$ 0.366
Net realized and unrealized gain (loss)	(0.672)	0.082	0.119	0.491	(0.277)	(0.242)
Total income (loss) from operations	$ (0.581)	$ 0.305	$ 0.384	$ 0.813	$ 0.073	$ 0.124
Less Distributions
From net investment income	$ (0.109)	$ (0.235)	$ (0.284)	$ (0.323)	$ (0.353)	$ (0.364)
Total distributions	$ (0.109)	$ (0.235)	$ (0.284)	$ (0.323)	$ (0.353)	$ (0.364)
Net asset value — End of period	$ 9.620	$ 10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930
Total Return(2)	(5.68)% (3)	2.99%	3.84%	8.57%	0.76%	1.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,372,164	$1,558,418	$1,620,505	$1,605,407	$1,419,239	$1,600,127
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.61% (4)	0.61%	0.64%	0.68%	0.69%	0.68%
Interest and fee expense(5)	0.02% (4)	0.02%	0.05%	0.12%	0.19%	0.16%
Total expenses	0.63% (4)	0.63%	0.69%	0.80%	0.88%	0.84%
Net investment income	1.80% (4)	2.15%	2.61%	3.26%	3.58%	3.71%
Portfolio Turnover	54% (3)	56%	105%	89%	67%	70%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	National Fund — Class C
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930	$ 10.170
Income (Loss) From Operations
Net investment income(1)	$ 0.053	$ 0.146	$ 0.190	$ 0.252	$ 0.276	$ 0.292
Net realized and unrealized gain (loss)	(0.672)	0.081	0.119	0.488	(0.276)	(0.242)
Total income (loss) from operations	$ (0.619)	$ 0.227	$ 0.309	$ 0.740	$ —	$ 0.050
Less Distributions
From net investment income	$ (0.071)	$ (0.157)	$ (0.209)	$ (0.250)	$ (0.280)	$ (0.290)
Total distributions	$ (0.071)	$ (0.157)	$ (0.209)	$ (0.250)	$ (0.280)	$ (0.290)
Net asset value — End of period	$ 9.620	$10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930
Total Return(2)	(6.04)% (3)	2.22%	3.08%	7.77%	0.01%	0.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,918	$ 94,851	$131,330	$172,417	$363,026	$462,269
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.36% (4)	1.36%	1.39%	1.43%	1.44%	1.43%
Interest and fee expense(5)	0.02% (4)	0.02%	0.05%	0.12%	0.19%	0.16%
Total expenses	1.38% (4)	1.38%	1.44%	1.55%	1.63%	1.59%
Net investment income	1.05% (4)	1.41%	1.87%	2.57%	2.83%	2.96%
Portfolio Turnover	54% (3)	56%	105%	89%	67%	70%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Financial Highlights — continued

	National Fund — Class I
		Year Ended September 30,
	Six Months Ended March 31, 2022 (Unaudited)	2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930	$ 10.170
Income (Loss) From Operations
Net investment income(1)	$ 0.104	$ 0.248	$ 0.289	$ 0.341	$ 0.374	$ 0.390
Net realized and unrealized gain (loss)	(0.673)	0.082	0.120	0.495	(0.277)	(0.241)
Total income (loss) from operations	$ (0.569)	$ 0.330	$ 0.409	$ 0.836	$ 0.097	$ 0.149
Less Distributions
From net investment income	$ (0.121)	$ (0.260)	$ (0.309)	$ (0.346)	$ (0.377)	$ (0.389)
Total distributions	$ (0.121)	$ (0.260)	$ (0.309)	$ (0.346)	$ (0.377)	$ (0.389)
Net asset value — End of period	$ 9.620	$ 10.310	$ 10.240	$ 10.140	$ 9.650	$ 9.930
Total Return(2)	(5.56)% (3)	3.24%	4.10%	8.83%	1.01%	1.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,080,590	$2,347,177	$1,797,038	$1,348,563	$756,446	$777,063
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.36% (4)	0.36%	0.39%	0.43%	0.44%	0.43%
Interest and fee expense(5)	0.02% (4)	0.02%	0.05%	0.12%	0.19%	0.16%
Total expenses	0.38% (4)	0.38%	0.44%	0.55%	0.63%	0.59%
Net investment income	2.05% (4)	2.39%	2.85%	3.45%	3.83%	3.95%
Portfolio Turnover	54% (3)	56%	105%	89%	67%	70%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective April 29, 2022, the maximum sales charge payable upon purchase of Class A shares was reduced to 3.25%. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s "fair value", which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2022, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held— The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at March 31, 2022. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2022, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	AMT-Free Fund	National Fund
Floating Rate Notes Outstanding	$18,691,319	$104,190,442
Interest Rate or Range of Interest Rates (%)	0.54	0.53 - 0.60
Collateral for Floating Rate Notes Outstanding	$28,499,276	$140,432,472
For the six months ended March 31, 2022, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	AMT-Free Fund	National Fund
Average Floating Rate Notes Outstanding	$18,675,000	$104,175,000
Average Interest Rate	0.73%	0.69%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2022.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to March 31, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2021, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	AMT-Free Fund	National Fund
Deferred capital losses:
Short-term	$15,332,582	$103,411,907
Long-term	$11,225,671	$ 35,004,618

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at March 31, 2022, as determined on a federal income tax basis, were as follows:
	AMT-Free Fund	National Fund
Aggregate cost	$306,281,090	$3,522,919,787
Gross unrealized appreciation	$ 12,044,030	$ 82,705,243
Gross unrealized depreciation	(8,756,764)	(88,942,850)
Net unrealized appreciation (depreciation)	$ 3,287,266	$ (6,237,607)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275	2.750
$1 billion but less than $1.5 billion	0.250	2.500
$1.5 billion but less than $2 billion	0.225	2.250
$2 billion but less than $3 billion	0.200	2.000
$3 billion and over	0.175	1.750
For the six months ended March 31, 2022, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	AMT-Free Fund	National Fund
Investment Adviser Fee	$669,426	$5,611,321
Effective Annual Rate	0.40%	0.29%
EVM serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended March 31, 2022 were as follows:
	AMT-Free Fund	National Fund
EVM's Sub-Transfer Agent Fees	$5,706	$87,528
EVD's Class A Sales Charges	$3,003	$31,187
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$10,641
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2022 for Class A shares amounted to the following:
	AMT-Free Fund	National Fund
Class A Distribution and Service Fees	$190,090	$1,866,382
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended March 31, 2022, the Funds paid or accrued to EVD the following distribution fees:
	AMT-Free Fund	National Fund
Class C Distribution Fees	$31,704	$328,263
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended March 31, 2022 amounted to the following:
	AMT-Free Fund	National Fund
Class C Service Fees	$10,568	$109,421
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Effective April 29, 2022, Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended March 31, 2022, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	AMT-Free Fund	National Fund
Class A	$500	$40,700
Class C	$500	$ 1,500
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2022 were as follows:
	AMT-Free Fund	National Fund
Purchases	$77,830,541	$2,107,053,857
Sales	$93,835,210	$2,240,795,039
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:
AMT-Free Fund
	Six Months Ended March 31, 2022 (Unaudited)			Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	439,205	$ 4,038,581	2,641,027	$ 24,766,387
Issued to shareholders electing to receive payments of distributions in Fund shares	168,820	1,531,619	391,532	3,658,118
Redemptions	(1,419,912)	(12,936,991)	(3,720,359)	(34,629,729)
Converted from Class C shares	30,520	276,359	541,353	5,049,181
Net decrease	(781,367)	$ (7,090,432)	(146,447)	$ (1,156,043)
Class C
Sales	26,886	$ 246,416	132,529	$ 1,235,057
Issued to shareholders electing to receive payments of distributions in Fund shares	7,629	68,817	21,623	200,701
Redemptions	(104,591)	(954,872)	(274,046)	(2,541,459)
Converted to Class A shares	(30,691)	(276,359)	(544,356)	(5,049,181)
Net decrease	(100,767)	$ (915,998)	(664,250)	$ (6,154,882)

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

AMT-Free Fund (continued)
	Six Months Ended March 31, 2022 (Unaudited)			Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class I
Sales	1,889,236	$ 18,906,666	5,087,241	$ 52,068,921
Issued to shareholders electing to receive payments of distributions in Fund shares	209,443	2,075,711	434,152	4,431,087
Redemptions	(3,369,789)	(33,366,123)	(4,019,286)	(41,093,820)
Net increase (decrease)	(1,271,110)	$(12,383,746)	1,502,107	$ 15,406,188
National Fund
	Six Months Ended March 31, 2022 (Unaudited)			Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Sales	3,057,009	$ 30,999,900	11,047,967	$ 114,627,273
Issued to shareholders electing to receive payments of distributions in Fund shares	1,349,125	13,605,878	2,984,855	30,945,109
Redemptions	(13,206,461)	(133,651,276)	(24,540,436)	(254,580,665)
Converted from Class C shares	330,988	3,337,147	3,351,755	34,698,532
Net decrease	(8,469,339)	$ (85,708,351)	(7,155,859)	$ (74,309,751)
Class C
Sales	263,984	$ 2,692,480	1,859,069	$ 19,296,295
Issued to shareholders electing to receive payments of distributions in Fund shares	54,436	548,813	137,455	1,423,778
Redemptions	(1,292,828)	(13,071,550)	(2,272,863)	(23,567,153)
Converted to Class A shares	(330,984)	(3,337,147)	(3,351,767)	(34,698,532)
Net decrease	(1,305,392)	$ (13,167,404)	(3,628,106)	$ (37,545,612)
Class I
Sales	40,392,377	$ 408,012,855	90,354,141	$ 938,155,202
Issued to shareholders electing to receive payments of distributions in Fund shares	2,224,567	22,432,016	4,167,096	43,217,465
Redemptions	(53,922,632)	(541,490,176)	(42,427,981)	(440,159,489)
Net increase (decrease)	(11,305,688)	$(111,045,305)	52,093,256	$ 541,213,178

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

8  Financial Instruments
The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2022 is included in the Portfolio of Investments. At March 31, 2022, National Fund had sufficient cash and/or securities to cover commitments under these contracts.
Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended March 31, 2022, National Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2022 were as follows:
National Fund
Asset Derivatives
Futures contracts	$ 3,683,808(1)
Total	$3,683,808
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2022 was as follows:
National Fund
Realized Gain (Loss) on Derivatives Recognized in Income	$8,845,583 (1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$ (339,648)(2)
(1)	Statement of Operations location: Net realized gain (loss) - Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Futures contracts.
The average notional cost of futures contracts outstanding during the six months ended March 31, 2022, which is indicative of the volume of this derivative type, was approximately as follows:
National Fund
Average Notional Cost:
Futures Contracts — Short	$146,724,000

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

9  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended March 31, 2022.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Funds' investments and open derivative instruments, which are carried at value, were as follows:
AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 1,065,056	$ —	$ 1,065,056
Tax-Exempt Municipal Obligations	—	327,194,619	—	327,194,619
Total Investments	$ —	$328,259,675	$ —	$328,259,675
National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 46,404,126	$ —	$ 46,404,126
Tax-Exempt Municipal Obligations	—	3,403,050,798	—	3,403,050,798
Taxable Municipal Obligations	—	167,733,890	—	167,733,890
Total Investments	$ —	$ 3,617,188,814	$ —	$3,617,188,814
Futures Contracts	$ 3,683,808	$ —	$ —	$ 3,683,808
Total	$ 3,683,808	$ 3,617,188,814	$ —	$3,620,872,622

Eaton Vance
Municipal Income Funds
March 31, 2022
Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.

Eaton Vance
Municipal Income Funds
March 31, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser*
Thomas E. Faust Jr.**
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
William H. Park
Helen Frame Peters
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser*

*	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
**	Interested Trustee

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Advisers
AMT-Free Municipal Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
National Municipal Income Fund
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7714    3.31.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	May 23, 2022